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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1355

                                 The Alger Funds
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code:212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.


                                                                 THE ALGER FUNDS
                                                       (FORMERLY THE ALGER FUND)


                                                      ALGER LARGECAP GROWTH FUND
                                                      ALGER SMALLCAP GROWTH FUND
                                                             ALGER BALANCED FUND
                                                        ALGER MIDCAP GROWTH FUND
                                                 ALGER CAPITAL APPRECIATION FUND
                                                      ALGER HEALTH SCIENCES FUND
                                           ALGER SMALLCAP AND MIDCAP GROWTH FUND
                                                         ALGER MONEY MARKET FUND



                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2004
                                                                     (UNAUDITED)




                                                                          [LOGO]

   TABLE OF CONTENTS


   THE ALGER FUNDS
   Letter to Our Shareholders...............................................   1
   Schedules of Investments.................................................   2
   Financial Highlights.....................................................  30
   Statements of Assets and Liabilities.....................................  42
   Statements of Operations.................................................  44
   Statements of Changes in Net Assets......................................  46
   Notes to Financial Statements............................................  50

Dear Shareholders,                                                 June 10, 2004

      Early in 2004, the economy shifted into high gear. In addition to some of the strongest economic data in four years, benchmark corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel various aspects of the economy; industrial production soared; and after a multi-year drought, companies began to ramp up their spending.

      The housing market also remained strong, as people took advantage of low interest rates. Even the employment situation improved, although job growth lagged the economic recovery and did not begin to show signs of real strength until March.

      The equity markets, however, had an ambivalent reaction to the positive economic data. Initially, there was some exuberance, and the markets rose steadily through February. Then, the difficult situation in Iraq, oil price increases, and a fear of rising interest rates led to a cooling of investor sentiment. Even with the pullback in early spring, for the six months ended April 30, 2004, the Dow rose 5.43%, the S&P 500 was up 6.27%, and the NASDAQ was down .42%.

      Looking ahead, as we enter the heart of the 2004 presidential election, politics and international security will dominate the headlines, along with high-profile events such as the Democratic and Republican Party conventions, the 2004 Olympic Games in Athens, and the transition of power in Iraq. It is likely that these events will continue to distract investors.

      Nevertheless, we believe that the economy and the markets remain strong. Rising interest rates may have a short-term dampening effect, but we expect growth over the next six months to be very strong. In fact, we believe that many of the growth companies we follow will experience as much as 15% to 25% annual earnings growth between 2004 and 2006. Over time, shareholders of those companies should reap the benefits of that growth.

      Finally, we want to thank you for the confidence you have placed in Alger. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

      Respectfully submitted,

      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

THE ALGER FUNDS                                                              -2-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--99.5%                                   SHARES          VALUE
                                                       ------          -----
BEVERAGES--2.1%
Anheuser-Busch Companies, Inc. ...................     223,800     $ 11,467,512
                                                                   ------------

BIOTECHNOLOGY--6.1%
Biogen Idec Inc.* ................................     167,000        9,853,000
Genentech, Inc.* .................................     105,150       12,912,420
ICOS Corporation*+ ...............................     165,500        5,294,345
Millennium Pharmaceuticals, Inc.* ................     318,400        4,772,816
                                                                   ------------
                                                                     32,832,581
                                                                   ------------
CAPITAL MARKETS--3.9%
Affiliated Managers Group, Inc.*+ ................      83,737        4,077,992
Goldman Sachs Group, Inc. ........................      83,300        8,059,275
T. Rowe Price Group Inc. .........................     172,600        8,850,928
                                                                   ------------
                                                                     20,988,195
                                                                   ------------
CHEMICALS--1.0%
Dow Chemical Co. .................................     137,200        5,445,468
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
First Data Corporation ...........................     218,900        9,935,871
                                                                   ------------
COMMUNICATION EQUIPMENT--4.3%
Advanced Fibre Communications, Inc.* .............     262,100        4,377,070
Cisco Systems, Inc.* .............................     751,620       15,686,309
Corning Incorporated* ............................     238,600        2,631,758
                                                                   ------------
                                                                     22,695,137
                                                                   ------------
COMPUTERS & PERIPHERALS--.7%
EMC Corporation* .................................     323,150        3,606,354
                                                                   ------------
CONSUMER FINANCE--1.6%
American Express Company .........................     169,500        8,297,025
                                                                   ------------
FOOD & STAPLES RETAILING--2.3%
Wal-Mart Stores, Inc. ............................     220,400       12,562,800
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
Boston Scientific Corporation* ...................     304,050       12,523,820
Guidant Corporation ..............................      42,300        2,665,323
Medtronic, Inc. ..................................     191,000        9,637,860
                                                                   ------------
                                                                     24,827,003
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--7.1%
Aetna Inc. .......................................     126,000       10,426,500
Anthem, Inc.*+ ...................................      64,800        5,739,984
Caremark Rx, Inc.* ...............................     332,550       11,256,818
HCA Inc. .........................................     138,200        5,615,066
PacifiCare Health Systems, Inc.*+ ................     144,500        5,167,320
                                                                   ------------
                                                                     38,205,688
                                                                   ------------

THE ALGER FUNDS                                                              -3-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
HOTELS, RESTAURANTS & LEISURE--3.1%
International Game Technology ....................     186,700     $  7,046,058
Royal Caribbean Cruises Ltd.+ ....................     135,600        5,495,868
Starwood Hotels & Resorts Worldwide, Inc. ........     102,000        4,058,580
                                                                   ------------
                                                                     16,600,506
                                                                   ------------
HOUSEHOLD PRODUCTS--1.6%
Fortune Brands, Inc. .............................     114,500        8,730,625
                                                                   ------------
INDUSTRIAL CONGLOMERATES--5.2%
General Electric Company .........................     365,000       10,931,750
Tyco International Ltd. ..........................     616,350       16,918,808
                                                                   ------------
                                                                     27,850,558
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--2.1%
Automatic Data Processing, Inc. ..................     250,900       10,991,929
                                                                   ------------
INSURANCE--2.1%
American International Group, Inc ................     157,740       11,302,071

INTERNET & CATALOG RETAIL--6.4%
Amazon.com, Inc.*+ ...............................     190,150        8,263,919
eBay Inc.* .......................................     183,260       14,627,813
NetFlix Inc.*+ ...................................     443,300       11,211,057
                                                                   ------------
                                                                     34,102,789
                                                                   ------------
INTERNET SOFTWARE & SERVICES--2.9%
Yahoo! Inc.* .....................................     308,150       15,549,249
                                                                   ------------
MACHINERY--.6%
Dover Corporation ................................      74,150        2,968,225
                                                                   ------------
MEDIA--6.8%
DIRECTV Group, Inc. (The)* .......................     450,840        8,070,036
Disney (Walt) Company ............................     166,550        3,835,647
Gannett Co., Inc. ................................      97,910        8,486,838
Viacom Inc. Cl. B ................................     102,400        3,957,760
XM Satellite Radio Holdings Inc. Cl. A*+ .........     506,300       12,130,948
                                                                   ------------
                                                                     36,481,229
                                                                   ------------
MULTILINE RETAIL--2.9%
Target Corporation ...............................     356,300       15,452,730
                                                                   ------------
OIL & GAS--1.3%
Devon Energy Corporation .........................     115,720        7,082,064
                                                                   ------------
PHARMACEUTICALS--5.1%
Pfizer Inc. ......................................     633,250       22,645,020
Teva Pharmaceutical Industries Ltd. ADR+# ........      76,700        4,721,652
                                                                   ------------
                                                                     27,366,672
                                                                   ------------

THE ALGER FUNDS                                                              -4-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--14.3%
Advanced Micro Devices, Inc.* ....................     324,600     $  4,615,812
Altera Corporation* ..............................     547,500       10,955,475
Analog Devices, Inc ..............................     229,550        9,778,830
Applied Materials, Inc.* .........................     902,800       16,458,044
Broadcom Corporation Cl. A* ......................     136,000        5,135,360
Linear Technology Corporation ....................     396,350       14,121,951
Novellus Systems, Inc.* ..........................     131,000        3,793,760
Teradyne, Inc.* ..................................     578,700       11,793,906
                                                                   ------------
                                                                     76,653,138
                                                                   ------------
SOFTWARE--7.7%
Microsoft Corporation ............................     828,580       21,518,223
Oracle Corporation* ..............................     934,100       10,480,602
VERITAS Software Corporation* ....................     339,800        9,062,466
                                                                   ------------
                                                                     41,061,291
                                                                   ------------
SPECIALTY RETAIL--1.0%
Home Depot, Inc. .................................     157,900        5,556,500
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS--.7%
NIKE, Inc. Cl. B .................................      53,000        3,813,350
                                                                   ------------
Total Common Stocks
  (Cost $516,624,617) ............................                  532,426,560
                                                                   ------------
                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--11.1%                        AMOUNT
                                                    ---------
U.S. AGENCY OBLIGATIONS--.7%
Student Loan Marketing Association, 0.76%, 5/3/04
  (Cost $3,499,852) .............................. $ 3,500,000        3,499,852
                                                                   ------------
OTHER SHORT-TERM INVESTMENTS--10.4%                   SHARES
                                                     -------
Security Lending Quality Trust
  (Cost $55,708,666)(b) ..........................  55,708,666       55,708,666
                                                                   ------------
Total Short-Term Investments
  (Cost $59,208,518) .............................                   59,208,518
                                                                   ------------
Total Investments
  (Cost $575,833,135)(a) .........................       110.6%     591,635,078
Liabilities in Excess of Other Assets ............       (10.6)     (56,662,615)
                                                         -----     ------------
Net Assets .......................................       100.0%    $534,972,463
                                                         =====     ============

----------
*    Non-income producing security.
+    Securities partially or fully on loan.
#    American Depositary Receipts.
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $583,266,412, amounted to $8,368,666 which consisted of aggregate gross unrealized appreciation of $39,465,886 and aggregate gross unrealized depreciation of $31,097,220.
(b)  Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                              -5-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--97.7%                                   SHARES          VALUE
                                                       ------          -----
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems Inc.* ........................      33,250     $  1,971,393
                                                                   ------------
AIR FREIGHT & LOGISTICS--1.1%
J.B. Hunt Transport Services, Inc.* ..............      62,000        1,962,920
                                                                   ------------
BIOTECHNOLOGY--6.4%
Alkermes, Inc.* ..................................      98,700        1,513,071
Ligand Pharmaceuticals Incorporated Cl. B* .......     100,000        2,141,000
Medarex Inc.* ....................................     150,100        1,430,453
Onyx Pharmaceuticals, Inc.* ......................      46,400        2,288,448
QLT Inc.* ........................................      79,200        2,136,024
Telik, Inc.* .....................................      56,000        1,314,320
                                                                   ------------
                                                                     10,823,316
                                                                   ------------
BUSINESS SERVICES--.7%
Digitas Inc.* ....................................      95,400          945,414
                                                                   ------------
CAPITAL MARKETS--2.7%
Affiliated Managers Group, Inc.* .................      41,625        2,027,138
National Financial Partners Corporation ..........      77,100        2,409,375
                                                                   ------------
                                                                      4,436,513
                                                                   ------------
COMMERCIAL BANKS--2.8%
UCBH Holdings, Inc. ..............................      62,200        2,302,644
Westcorp .........................................      54,700        2,412,270
                                                                   ------------
                                                                      4,714,914
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--7.0%
Asset Acceptance Capital Corp.* ..................      85,700        1,609,446
CoStar Group Inc.* ...............................      47,500        1,872,925
Education Management Corporation* ................      65,200        2,311,992
First Marblehead Corporation (The)* ..............      71,800        2,129,588
Gevity HR, Inc. ..................................      94,000        2,070,820
Universal Technical Institute Inc.* ..............      38,800        1,726,212
                                                                   ------------
                                                                     11,720,983
                                                                   ------------
COMMUNICATION EQUIPMENT--3.0%
Advanced Fibre Communications, Inc.* .............      89,400        1,492,980
Brocade Communications Systems, Inc.* ............     233,850        1,251,098
Ixia* ............................................     150,100        1,340,393
SafeNet, Inc.* ...................................      48,050        1,033,075
                                                                   ------------
                                                                      5,117,546
                                                                   ------------
COMPUTER SERVICES--2.6%
Ascential Software Corporation* ..................      67,050        1,139,850
Intelligroup,Inc.*+ ..............................     150,400          908,416
Open Solutions Inc.* .............................      96,200        2,379,026
                                                                   ------------
                                                                      4,427,292
                                                                   ------------
COMPUTERS & PERIPHERALS--1.3%
Avid Technology, Inc.* ...........................      44,300        2,125,071
                                                                   ------------
ELECTRIC AND ELECTRONIC EQUIPMENT--1.4%
Roper Industries, Inc. ...........................      46,750        2,269,713
                                                                   ------------

THE ALGER FUNDS                                                              -6-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Trimble Navigation Limited* ......................      91,700     $  2,297,085

ENERGY--1.3%
Swift Energy Company* ............................      98,700        2,140,803
                                                                   ------------
ENERGY EQUIPMENT & SERVICES--1.3%
Varco International, Inc.* .......................     104,450        2,161,071
                                                                   ------------
FINANCIAL SERVICES--1.0%
Piper Jaffray Companies, Inc.* ...................      34,050        1,648,701
                                                                   ------------
FOOD & STAPLES RETAILING--1.2%
NeighborCare, Inc.* ..............................      87,600        2,027,064
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.5%
ALARIS Medical Systems, Inc.* ....................     112,000        2,175,040
Dade Behring Holdings Inc.* ......................      37,450        1,722,700
Immucor, Inc.* ...................................      46,800        1,153,620
Intuitive Surgical, Inc.* ........................     100,900        1,629,535
Wright Medical Group, Inc.* ......................      74,610        2,562,107
                                                                   ------------
                                                                      9,243,002
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--7.7%
Accredo Health, Incorporated* ....................      55,200        2,133,480
LifePoint Hospitals, Inc.* .......................      59,400        2,124,144
Molina Healthcare Inc.* ..........................      63,200        2,253,712
PSS World Medical, Inc.* .........................     146,150        1,635,418
Psychiatric Solutions, Inc.* .....................     114,650        2,665,613
Sierra Health Services, Inc.* ....................      56,600        2,102,690
                                                                   ------------
                                                                     12,915,057
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--6.0%
Alliance Gaming Corporation* .....................      77,600        1,937,672
Applebee's International, Inc. ...................      62,675        2,430,537
Multimedia Games, Inc.*+ .........................      58,000        1,292,240
P.F. Chang's China Bistro, Inc.* .................      38,100        1,861,566
Station Casinos, Inc. ............................      57,800        2,605,624
                                                                   ------------
                                                                     10,127,639
                                                                   ------------
INFORMATION TECHNOLOGY & CONSULTING
  SERVICES--2.3%
Alliance Data Systems Corporation* ...............      76,700        2,666,859
Lionbridge Technologies, Inc.* ...................     125,200        1,129,304
                                                                   ------------
                                                                      3,796,163
                                                                   ------------
INSURANCE--1.1%
Arch Capital Group Ltd.* .........................      48,050        1,930,649
                                                                   ------------
INTERNET SOFTWARE & SERVICES--3.4%
Chordiant Software Inc.* .........................     418,300        1,631,370
Openwave Systems, Inc.* ..........................     137,033        1,167,521
SINA Corp.* ......................................      33,000          940,500
ValueClick, Inc.* ................................     189,650        1,964,774
                                                                   ------------
                                                                      5,704,165
                                                                   ------------

THE ALGER FUNDS                                                              -7-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
MACHINERY--2.4%
Actuant Corporation Cl. A* .......................      66,800     $  2,283,224
Terex Corporation* ...............................      52,300        1,718,055
                                                                   ------------
                                                                      4,001,279
                                                                   ------------
MEDIA--3.8%
Media General, Inc. Cl. A ........................      34,920        2,510,050
Playboy Enterprises, Inc. Cl. B* .................     130,800        1,706,940
Spanish Broadcasting System, Inc. Cl. A* .........     214,900        2,088,828
                                                                   ------------
                                                                      6,305,818
                                                                   ------------
MEDICAL DEVICES--1.1%
Advanced Medical Optics, Inc.* ...................      58,600        1,848,244
                                                                   ------------
OIL & GAS--1.5%
Evergreen Resources, Inc.* .......................      63,900        2,564,307
                                                                   ------------
PAPER & FOREST PRODUCTS--1.1%
Louisiana-Pacific Corporation ....................      83,250        1,963,868
                                                                   ------------
PHARMACEUTICALS--2.2%
Angiotech Pharmaceuticals, Inc.* .................      65,600        1,367,760
Medicines Company* ...............................      71,150        2,327,316
                                                                   ------------
                                                                      3,695,076
                                                                   ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--.6%
SiRF Technology Holdings, Inc.* ..................      65,300        1,044,800
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--5.5%
Axcelis Technologies, Inc.* ......................     147,800        1,553,378
Brooks Automation, Inc.* .........................      86,000        1,431,040
Fairchild Semiconductor International, Inc.* .....     104,800        2,040,456
Integrated Circuit Systems, Inc.* ................      64,650        1,531,557
Power Integrations, Inc.* ........................      46,630        1,148,497
Semtech Corporation* .............................      76,850        1,615,387
                                                                   ------------
                                                                      9,320,315
                                                                   ------------
SOFTWARE--4.7%
Fair Isaac Corporation ...........................      49,080        1,654,978
Hyperion Solutions Corporation* ..................      53,700        2,061,006
Quest Software, Inc.* ............................      84,350          948,937
Take-Two Interactive Software, Inc.* .............      53,650        1,549,948
Verity, Inc.* ....................................     132,800        1,646,720
                                                                   ------------
                                                                      7,861,589
                                                                   ------------
SPECIALTY RETAIL--7.7%
Aeropostale, Inc.* ...............................      80,900        1,778,991
AnnTaylor Stores Corporation* ....................      60,625        2,457,131
Children's Place Retail Stores, Inc.* ............      65,050        1,713,417
Cost Plus Inc.* ..................................      53,150        1,924,030
Guitar Center, Inc.* .............................      68,350        2,837,892
PETCO Animal Supplies, Inc.* .....................      73,400        2,155,024
                                                                   ------------
                                                                     12,866,485
                                                                   ------------

THE ALGER FUNDS                                                              -8-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Quiksilver, Inc.* ................................      77,900     $  1,684,977
                                                                   ------------

THRIFTS & MORTGAGE FINANCE--2.0%
Bank Mutual Corporation+ .........................     173,524        1,832,413
Doral Financial Corp. ............................      48,825        1,600,972
                                                                   ------------
                                                                      3,433,385
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
MSC Industrial Direct Co., Cl. A .................      59,700        1,711,002
                                                                   ------------

TRANSPORTATION SERVICES--.9%

SIRVA INC.* ......................................      66,600        1,547,118
                                                                   ------------

Total Common Stocks
  (Cost $146,322,922) ............................                  164,354,737
                                                                   ------------


                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--4.5%                          AMOUNT
                                                     -------
U.S. AGENCY OBLIGATIONS
Student Loan Marketing Association, 0.76%, 5/3/04
  (Cost $7,499,683) ..............................  $7,500,000        7,499,683
                                                                   ------------

Total Investments
  (Cost $153,822,605)(a) .........................       102.2%     171,854,420
Liabilities in Excess of Other Assets ............        (2.2)      (3,657,297)
                                                         -----     ------------
Net Assets .......................................       100.0%    $168,197,123
                                                         =====     ============

----------
*   Non-income producing security.
+   Securities partially or fully on loan.
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $154,602,226, amounted to $17,252,194 which consisted of aggregate gross unrealized appreciation of $24,428,855 and aggregate gross unrealized depreciation of $7,176,661.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                              -9-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--66.9%                                   SHARES          VALUE
                                                       ------          -----
BEVERAGES--1.4%
Anheuser-Busch Companies, Inc. ...................      69,000     $  3,535,560
                                                                   ------------
BIOTECHNOLOGY--4.1%
Biogen Idec Inc.* ................................      51,400        3,032,600
Genentech, Inc.* .................................      32,400        3,978,720
ICOS Corporation*+ ...............................      50,900        1,628,291
Millennium Pharmaceuticals, Inc.* ................      98,000        1,469,020
                                                                   ------------
                                                                     10,108,631
                                                                   ------------
CAPITAL MARKETS--2.6%
Affiliated Managers Group, Inc.*+ ................      26,550        1,292,985
Goldman Sachs Group, Inc. ........................      25,700        2,486,475
T. Rowe Price Group Inc. .........................      53,100        2,722,968
                                                                   ------------
                                                                      6,502,428
                                                                   ------------
CHEMICALS--.7%
Dow Chemical Co. .................................      42,200        1,674,918
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
First Data Corporation ...........................      67,400        3,059,286
                                                                   ------------
COMMUNICATION EQUIPMENT--2.8%
Advanced Fibre Communications, Inc.* .............      81,600        1,362,720
Cisco Systems, Inc.* .............................     231,500        4,831,405
Corning Incorporated* ............................      73,450          810,154
                                                                   ------------
                                                                      7,004,279
                                                                   ------------
COMPUTERS & PERIPHERALS--.5%
EMC Corporation* .................................     100,600        1,122,696
                                                                   ------------
CONSUMER FINANCE--1.1%
American Express Company .........................      52,800        2,584,560
                                                                   ------------
FOOD & STAPLES RETAILING--1.6%
Wal-Mart Stores, Inc. ............................      67,900        3,870,300
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Boston Scientific Corporation* ...................      93,600        3,855,384
Guidant Corporation ..............................      13,000          819,130
Medtronic, Inc. ..................................      58,800        2,967,048
                                                                   ------------
                                                                      7,641,562
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Aetna Inc. .......................................      38,900        3,218,975
Anthem, Inc.*+ ...................................      20,000        1,771,600
Caremark Rx, Inc.* ...............................     102,550        3,471,318
HCA Inc. .........................................      42,600        1,730,838
PacifiCare Health Systems, Inc.*+ ................      45,200        1,616,352
                                                                   ------------
                                                                     11,809,083
                                                                   ------------

THE ALGER FUNDS                                                             -10-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
HOTELS, RESTAURANTS & LEISURE--2.1%
International Game Technology ....................      57,400     $  2,166,276
Royal Caribbean Cruises Ltd.+ ....................      42,400        1,718,472
Starwood Hotels & Resorts Worldwide, Inc. ........      31,800        1,265,322
                                                                   ------------
                                                                      5,150,070
                                                                   ------------
HOUSEHOLD PRODUCTS--1.1%
Fortune Brands, Inc. .............................      35,300        2,691,625
                                                                   ------------
INDUSTRIAL CONGLOMERATES--3.5%
General Electric Company .........................     112,300        3,363,385
Tyco International Ltd. ..........................     189,700        5,207,265
                                                                   ------------
                                                                      8,570,650
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--1.4%
Automatic Data Processing, Inc. ..................      77,200        3,382,132
                                                                   ------------
INSURANCE--1.4%
American International Group, Inc. ...............      49,100        3,518,015
                                                                   ------------
INTERNET & CATALOG RETAIL--4.1%
Amazon.com, Inc.* ................................      58,500        2,542,410
eBay Inc.* .......................................      56,450        4,505,839
NetFlix Inc.*+ ...................................     119,000        3,009,510
                                                                   ------------
                                                                     10,057,759
                                                                   ------------
INTERNET SOFTWARE & SERVICES--2.0%
Yahoo! Inc.* .....................................      94,800        4,783,608
                                                                   ------------
MACHINERY--.4%
Dover Corporation ................................      23,450          938,704
                                                                   ------------
MEDIA--4.6%
DIRECTV Group, Inc. (The)* .......................     137,749        2,465,707
Disney (Walt) Company ............................      51,600        1,188,348
Gannett Co., Inc. ................................      30,300        2,626,404
Viacom Inc. Cl. B ................................      31,500        1,217,475
XM Satellite Radio Holdings Inc. Cl. A*+ .........     155,850        3,734,166
                                                                   ------------
                                                                     11,232,100
                                                                   ------------
MULTILINE RETAIL--2.0%
Target Corporation ...............................     110,850        4,807,564
                                                                   ------------
OIL & GAS--.9%
Devon Energy Corporation .........................      35,650        2,181,780
                                                                   ------------
PHARMACEUTICALS--3.4%
Pfizer Inc. ......................................     195,050        6,974,988
Teva Pharmaceutical Industries Ltd. ADR# .........      23,600        1,452,816
                                                                   ------------
                                                                      8,427,804
                                                                   ------------

THE ALGER FUNDS                                                             -11-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--9.6%
Advanced Micro Devices, Inc.*+ ...................      99,200     $  1,410,624
Altera Corporation* ..............................     168,500        3,371,685
Analog Devices, Inc. .............................      70,250        2,992,650
Applied Materials, Inc.* .........................     277,600        5,060,648
Broadcom Corporation Cl. A* ......................      41,900        1,582,144
Linear Technology Corporation ....................     123,300        4,393,179
Novellus Systems, Inc.* ..........................      40,400        1,169,984
Teradyne, Inc.* ..................................     178,400        3,635,792
                                                                   ------------
                                                                     23,616,706
                                                                   ------------
SOFTWARE--5.2%
Microsoft Corporation ............................     254,900        6,619,753
Oracle Corporation* ..............................     288,200        3,233,604
VERITAS Software Corporation* ....................     104,550        2,788,348
                                                                   ------------
                                                                     12,641,705
                                                                   ------------
SPECIALTY RETAIL--.7%
Home Depot, Inc. .................................      48,650        1,711,993
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS--.5%
NIKE, Inc. Cl. B .................................      16,600        1,194,370
                                                                   ------------
Total Common Stocks (Cost $158,009,817) ..........                  163,819,888
                                                                   ------------
                                                      PRINCIPAL
CORPORATE BONDS--13.4%                                  AMOUNT
                                                      --------
AEROSPACE & DEFENSE--.7%
Boeing Capital Corp., 6.50%, 2/15/12+ ............ $   425,000          462,552
Northrop Grumman Corporation, 7.125%, 2/15/11 ....     435,000          489,768
United Technologies, 4.875%, 11/1/06 .............     732,000          767,092
                                                                   ------------
                                                                      1,719,412
                                                                   ------------
AUTO EQUIPMENT & SERVICE--.2%
Hertz Corp., 4.70%, 10/2/06 ......................     396,000          401,232
                                                                   ------------
AUTOMOTIVE--1.1%
DaimlerChrysler N. A. Holding Corp., 4.05%, 6/4/08     425,000          417,852
Ford Motor Credit Company, 6.50%, 1/25/07 ........   1,100,000        1,167,218
Ford Motor Credit Company, 7.875%, 6/15/10 .......     525,000          577,479
General Motors Acceptance Corp., 4.50%, 7/15/06 ..     606,000          619,451
                                                                   ------------
                                                                      2,782,000
                                                                   ------------
BEVERAGES--.3%
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25 ...     650,000          699,193
                                                                   ------------
CAPITAL MARKETS--1.9%
Goldman Sachs Group, Inc., 6.60%, 1/15/12 ........   2,000,000        2,193,346
J.P. Morgan Chase & Co., 3.625%, 5/1/08 ..........     750,000          744,218
Morgan Stanley, 6.75%, 4/15/11 ...................   1,500,000        1,659,371
                                                                   ------------
                                                                      4,596,935
                                                                   ------------
COMMERCIAL BANKS--.2%
US Bancorp National Association, Minneapolis,
  6.50%, 2/1/08 ..................................     400,000          439,556
                                                                   ------------

THE ALGER FUNDS                                                             -12-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004
                                                     PRINCIPAL
CORPORATE BONDS--(CONT.)                               AMOUNT          VALUE
                                                       ------          -----
COMMUNICATION SERVICES--.7%
AT&T Wireless Services Inc., 7.50%, 5/1/07 ....... $ 1,520,000     $  1,689,016
                                                                   ------------
COMPUTERS & PERIPHERALS--.3%
International Business Machines,
  8.375%, 11/1/19 ................................     595,000          763,164
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--.3%
Block Financial Corp., 8.50%, 4/15/07 ............     500,000          569,007
Household Finance Corp., 4.625%, 1/15/08 .........     275,000          283,053
                                                                   ------------
                                                                        852,060
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Sprint Capital Corp., 6.00%, 1/15/07 .............     815,000          866,864
Verizon New York Inc. Series A, 6.875%, 4/1/12 ...     789,000          864,306
Verizon Wireless Capital LLC Note,
  5.375%, 12/15/06 ...............................   1,250,000        1,319,824
                                                                   ------------
                                                                      3,050,994
                                                                   ------------
ELECTRIC UTILITIES--.7%
AEP Texas North Company Senior Notes,
  5.50%, 3/1/13 ..................................     523,000          530,032
Dominion Resources, Inc., 5.00%, 3/15/13 .........     690,000          671,854
Washington Gas Light Co., 6.51%, 8/18/08 .........     500,000          545,002
                                                                   ------------
                                                                      1,746,888
                                                                   ------------
ENERGY EQUIPMENT & SERVICES--.4%
Baker Hughes Inc., 6.25%, 1/15/09 ................   1,000,000        1,092,902
                                                                   ------------
FOOD CHAINS--.1%
Fred Meyer, Inc. Sr. Notes, 7.45%, 3/1/08 ........     310,000          349,040
                                                                   ------------
FOOD PRODUCTS--.4%
Kraft Foods Inc., 6.25%, 6/1/12 ..................     840,000          901,220

INDUSTRIAL CONGLOMERATES--1.0%
General Electric Company, 5.00%, 2/1/13 ..........   1,360,000        1,354,567
Tyco International Group SA, 6.00%, 11/15/13 (a) .     340,000          345,289
Tyco International Group SA, 5.80%, 8/1/06 .......     615,000          645,553
                                                                   ------------
                                                                      2,345,409
                                                                   ------------
INSURANCE--.3%
Safeco Corporation, 7.25%, 9/1/12 ................     600,000          683,699
                                                                   ------------
MEDIA--1.2%
AOL Time Warner Inc., 6.875%, 5/1/12 .............     700,000          766,469
Comcast Corporation, 6.50%, 1/15/15 ..............     459,000          484,815
Cox Enterprises, Inc., 4.375%, 5/1/08 (a) ........     667,000          670,877
Liberty Media Corporation Floating Rate Note,
  2.61%, 9/17/06 .................................     450,000          458,183
News America Inc., 6.625%, 1/9/08+ ...............     435,000          475,112
                                                                   ------------
                                                                      2,855,456
                                                                   ------------
OIL & GAS--.3%
Conoco Funding Co., 6.35%, 10/15/11 ..............     750,000          828,346
                                                                   ------------

THE ALGER FUNDS                                                             -13-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004
                                                     PRINCIPAL
CORPORATE BONDS--(CONT.)                               AMOUNT          VALUE
                                                       ------          -----
PHARMACEUTICALS--.5%
Pharmacia Corporation, 6.50%, 12/1/18 ............ $ 1,000,000     $  1,119,091
                                                                   ------------
TELEPHONES--.5%
Deutsche Telek International Finance B V Gtd
  Notes, 8.50%, 6/15/10 ..........................   1,000,000        1,183,019
                                                                   ------------
THRIFTS & MORTGAGE FINANCE--.4%
Washington Mutual, Inc., 4.375%, 1/15/08 .........   1,050,000        1,067,946
                                                                   ------------
UTILITIES--.2%
Southern California Edison Co., 5.00%, 1/15/14 ...     450,000          442,307
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--.5%
Vodafone Airtouch PLC, 7.75%, 2/15/10 ............   1,000,000        1,159,394
                                                                   ------------
Total Corporate Bonds (Cost $ 31,984,247) ........                   32,768,279
                                                                   ------------
CORPORATE INVESTMENT GRADE TRUST--.7%
Corporate Investment Grade Bond Trust I,
  4.727%, 11/30/07+
  (Cost $1,750,000) ..............................   1,750,000        1,802,325
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--17.4%
Federal Home Loan Mortgage Corporation,
  3.05%, 1/19/07 .................................   9,540,000        9,568,086
Federal National Mortgage Association,
  1.875%, 9/15/05 ................................   2,790,000        2,786,533
  2.30%, 1/20/06 .................................     900,000          900,291
  6.625%, 10/15/07 ...............................     910,000        1,007,472
  3.25%, 8/15/08 .................................     940,000          922,043
U.S. Treasury Bonds,
  7.25%, 5/15/16 .................................   1,022,000        1,245,403
  7.50%, 11/15/16 ................................   1,483,000        1,844,192
  6.25%, 8/15/23 .................................   3,148,000        3,498,955
  6.875%, 8/15/25 ................................   1,001,000        1,194,749
  6.00%, 2/15/26 .................................   3,831,000        4,144,066
  6.125%, 11/15/27 ...............................   1,020,000        1,121,921
  5.50%, 8/15/28 .................................   1,500,000        1,524,552
  5.25%, 11/15/28 ................................     944,000          927,960
  5.375%, 2/15/31 ................................   1,719,000        1,742,100
U.S. Treasury Notes,
  1.125%, 6/30/05 ................................   4,431,000        4,402,442
  4.375%, 5/15/07 ................................     480,000          500,681
  2.625%, 3/15/09 ................................   1,036,000          991,768
  3.125%, 4/15/09 ................................     991,000          969,516
  4.00%, 2/15/14 .................................   3,382,000        3,249,892
                                                                   ------------
Total U.S. Government & Agency Obligations
  (Cost $43,326,733) .............................                   42,542,622
                                                                   ------------

THE ALGER FUNDS                                                             -14-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004
                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--8.0%                          AMOUNT          VALUE
                                                    ---------         -----
U.S. AGENCY OBLIGATIONS--1.4%
Student Loan Marketing Association, 0.76%, 5/3/04
  (Cost $3,499,852) .............................. $ 3,500,000     $  3,499,852
                                                                   ------------

OTHER SHORT-TERM INVESTMENTS--6.6%                    SHARES
                                                      -------
Securities Lending Quality Trust
  (Cost $16,040,588) (c) .........................  16,040,588       16,040,588
                                                                   ------------

Total Short-Term Investments
  (Cost $19,540,440) .............................                   19,540,440
                                                                   ------------
Total Investments
  (Cost $254,611,237) (b) ........................       106.4%     260,473,554
Liabilities In Excess of Other Assets ............        (6.4)     (15,723,895)
                                                         -----     ------------
Net Assets .......................................       100.0%    $244,749,659
                                                         =====     ============

----------
*    Non-income producing security.
+    Securities partially or fully on loan.
#    American Depository Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 0.4% of net assets of the Fund.
(b) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $256,066,753, amounted to $4,406,801 which consisted of aggregate gross unrealized appreciation of $14,076,273 and aggregate gross unrealized depreciation of $9,669,472.
(c)  Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -15-
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--97.5%                                   SHARES          VALUE
                                                       ------          -----
AEROSPACE & DEFENSE--2.2%
L-3 Communications Holdings, Inc. ................     224,980     $ 13,890,265
                                                                   ------------
AUTO COMPONENTS--.9%
Autoliv, Inc. ....................................     132,800        5,647,984
                                                                   ------------
BIOTECHNOLOGY--5.1%
ICOS Corporation* ................................     135,150        4,323,449
ImClone Systems Incorporated* ....................     195,050       13,044,944
Invitrogen Corporation* ..........................      88,600        6,399,578
Millennium Pharmaceuticals, Inc.* ................     550,100        8,245,999
                                                                   ------------
                                                                     32,013,970
                                                                   ------------
BUSINESS SERVICES--.9%
Robert Half International Inc.* ..................     199,400        5,437,638
                                                                   ------------
CAPITAL MARKETS--5.1%
Affiliated Managers Group, Inc.* .................     302,622       14,737,691
E*TRADE Financial Corporation* ...................   1,089,000       12,371,040
Legg Mason, Inc. .................................      53,000        4,879,180
                                                                   ------------
                                                                     31,987,911
                                                                   ------------
CHEMICALS--1.1%
Millennium Chemicals Inc.* .......................     410,100        6,713,337
                                                                   ------------
COMMERCIAL BANKS--.4%
SouthTrust Corporation ...........................      78,900        2,452,212
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--2.4%
Gevity HR, Inc. ..................................     160,200        3,529,206
Service Corporation International* ...............   1,525,100       11,270,489
                                                                   ------------
                                                                     14,799,695
                                                                   ------------
COMMUNICATION EQUIPMENT--3.1%
Advanced Fibre Communications, Inc.* .............     155,800        2,601,860
Avaya Inc.* ......................................     816,550       11,170,404
Comverse Technology, Inc.* .......................     342,300        5,600,027
                                                                   ------------
                                                                     19,372,291
                                                                   ------------
COMPUTER SOFTWARE--.5%
i2 Technologies, Inc.* ...........................   2,836,350        3,119,985
                                                                   ------------
COMPUTER TECHNOLOGY--.5%
Gentex Corp. .....................................      80,000        3,146,400
                                                                   ------------
COMPUTERS & PERIPHERALS--.9%
PalmOne, Inc.*+ ..................................     345,200        5,633,664
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.0%
Rockwell Automation, Inc. ........................     385,300       12,595,457
Thermo Electron Corporation* .....................     222,350        6,492,620
Trimble Navigation Limited* ......................     490,125       12,277,631
                                                                   ------------
                                                                     31,365,708
                                                                   ------------

THE ALGER FUNDS                                                             -16-
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
ENERGY EQUIPMENT & SERVICES--3.8%
Cooper Cameron Corporation* ......................     374,250     $ 18,094,988
Smith International, Inc.* .......................     103,500        5,666,625
                                                                   ------------
                                                                     23,761,613
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
C.R. Bard, Inc. ..................................      35,800        3,804,466
Cytyc Corporation* ...............................     147,000        3,145,800
Fisher Scientific International Inc.* ............      88,100        5,158,255
INAMED Corporation* ..............................      61,550        3,621,602
Varian Medical Systems, Inc.* ....................      65,250        5,601,060
                                                                   ------------
                                                                     21,331,183
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--7.1%
Beverly Enterprises, Inc.* .......................   1,302,900        7,752,255
Omnicare, Inc. ...................................     234,200        9,714,616
PacifiCare Health Systems, Inc.* .................     257,200        9,197,472
Quest Diagnostics Incorporated ...................     140,200       11,825,870
VISX, Incorporated* ..............................     281,000        6,151,090
                                                                   ------------
                                                                     44,641,303
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--8.3%
Alliance Gaming Corporation* .....................     206,200        5,148,814
GTECH Holdings Corporation .......................     263,500       16,052,420
International Speedway Corporation Cl. A .........      71,250        3,001,763
MGM MIRAGE* ......................................     106,900        4,897,089
Multimedia Games, Inc.*+ .........................     535,300       11,926,484
Royal Caribbean Cruises Ltd. .....................     116,100        4,705,533
Station Casinos, Inc. ............................     141,600        6,383,328
                                                                   ------------
                                                                     52,115,431
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--1.3%
Alliance Data Systems Corporation* ...............     226,000        7,858,020
                                                                   ------------
INSURANCE--.3%
MGIC Investment Corporation ......................      23,600        1,737,432
                                                                   ------------
INTERNET & CATALOG RETAIL--2.8%
NetFlix Inc.*+ ...................................     683,400       17,283,186
                                                                   ------------
MACHINERY--1.0%
Dover Corporation ................................     160,700        6,432,821
                                                                   ------------
MEDIA--6.0%
Entercom Communications Corp.* ...................      98,480        4,490,688
Gemstar-TV Guide International, Inc.* ............     425,300        2,377,427
Meredith Corporation .............................     128,000        6,520,320
Westwood One, Inc.* ..............................     243,300        7,187,082
XM Satellite Radio Holdings Inc. Cl. A* ..........     726,550       17,408,138
                                                                   ------------
                                                                     37,983,655
                                                                   ------------

THE ALGER FUNDS                                                             -17-
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
OIL & GAS--1.5%
EOG Resources, Inc. ..............................     198,700     $  9,785,975
                                                                   ------------
PHARMACEUTICALS--5.8%
Elan Corporation PLC Sponsored ADR*# .............     395,400        8,540,640
IVAX Corporation* ................................     280,700        5,978,910
King Pharmaceuticals, Inc.* ......................     270,100        4,659,225
MGI Pharma, Inc.* ................................      80,600        4,982,692
Sepracor Inc.* ...................................     255,600       12,220,236
                                                                   ------------
                                                                     36,381,703
                                                                   ------------
RETAIL--1.0%
American Eagle Outfitters, Inc.* .................     134,600        3,457,874
Finish Line Inc. Cl. A* ..........................      85,800        2,876,874
                                                                   ------------
                                                                      6,334,748
                                                                   ------------
ROAD & RAIL--1.4%
Yellow Roadway Corporation* ......................     253,000        8,614,650
                                                                   ------------
SEMICONDUCTOR CAPITAL EQUIPMENT
SiRF Technology Holdings, Inc.* ..................       5,000           80,000
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--12.2%
Altera Corporation* ..............................     587,600       11,757,876
Broadcom Corporation Cl. A* ......................     282,500       10,667,200
Novellus Systems, Inc.* ..........................     549,950       15,926,552
Rambus Inc.* .....................................     345,500        6,436,665
RF Micro Devices, Inc.*+ .........................     412,000        3,032,320
Semiconductor Manufacturing International
  Corporation ADR*# ..............................     509,550        5,956,640
Skyworks Solutions, Inc.* ........................     959,150        8,210,324
Teradyne, Inc.* ..................................     725,100       14,777,538
                                                                   ------------
                                                                     76,765,115
                                                                   ------------
SOFTWARE--6.2%
Activision, Inc.* ................................     106,200        1,599,372
Amdocs Limited* ..................................     297,000        7,885,350
Fair Isaac Corporation ...........................      97,275        3,280,113
Manugistics Group, Inc.* .........................     838,800        4,537,908
PalmSource, Inc.* ................................     393,818        8,203,229
PeopleSoft, Inc.* ................................     522,900        8,826,552
Take-Two Interactive Software, Inc.* .............     168,550        4,869,410
                                                                   ------------
                                                                     39,201,934
                                                                   ------------
SPECIALTY RETAIL--4.9%
Gander Mountain Company* .........................       2,130           47,818
Hot Topic, Inc.* .................................     156,400        3,481,464
Pacific Sunwear of California, Inc.* .............     185,800        3,989,126
Sharper Image Corporation* .......................     232,650        7,109,784
Tiffany & Co. ....................................     127,100        4,956,900
Tractor Supply Company* ..........................     296,500       11,581,290
                                                                   ------------
                                                                     31,166,382
                                                                   ------------

THE ALGER FUNDS                                                             -18-
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

                                                       SHARES          VALUE
                                                       ------          -----
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Fossil, Inc.* ....................................     257,650     $  6,309,848
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
SpectraSite, Inc.* ...............................     245,300        9,166,861
                                                                   ------------
Total Common Stocks
  (Cost $575,187,072) ............................                  612,532,920
                                                                   ------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--1.9%                            AMOUNT
                                                      ---------
U.S. AGENCY OBLIGATIONS
Student Loan Marketing Association, 0.76%, 5/3/04
  (Cost $11,899,498) ............................. $11,900,000       11,899,498
                                                                   ------------
Total Investments
  (Cost $587,086,570)(a) .........................        99.4%     624,432,418
Other Assets in Excess of Liabilities ............          .6        3,627,389
                                                         -----     ------------
Net Assets .......................................       100.0%    $628,059,807
                                                         =====     ============

----------
*    Non-income producing security.
+    Securities partially or fully on loan.
#    American Depositary Receipts.
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $590,013,231, amounted to $34,419,187 which consisted of aggregate gross unrealized appreciation of $65,646,831 and aggregate gross unrealized depreciation of $31,227,644.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -19-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--98.0%                                   SHARES          VALUE
                                                       ------          -----
BIOTECHNOLOGY--12.2%
Biogen Idec Inc.* ................................     177,100     $ 10,448,900
Genentech, Inc.* .................................     179,200       22,005,760
Invitrogen Corporation* ..........................      88,950        6,424,859
Millennium Pharmaceuticals, Inc.* ................     424,500        6,363,255
OSI Pharmaceuticals, Inc.* .......................      52,350        3,862,907
Protein Design Labs, Inc.* .......................      90,000        2,203,200
QLT Inc.*+ .......................................     127,700        3,444,069
                                                                   ------------
                                                                     54,752,950
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--2.5%
Apollo Group, Inc. Cl. A* ........................      60,950        5,539,136
First Data Corporation ...........................      57,200        2,596,308
Monster Worldwide Inc.* ..........................     127,200        3,257,592
                                                                   ------------
                                                                     11,393,036
                                                                   ------------
COMMUNICATION EQUIPMENT--7.4%
Advanced Fibre Communications, Inc.* .............     299,100        4,994,970
Brocade Communications Systems, Inc.*+ ...........     606,600        3,245,310
CIENA Corporation* ...............................     583,800        2,416,932
Cisco Systems, Inc.* .............................     550,500       11,488,935
Corning Incorporated* ............................     804,200        8,870,326
Sierra Wireless Inc.* ............................      94,900        2,121,015
                                                                   ------------
                                                                     33,137,488
                                                                   ------------
COMPUTER SOFTWARE--.7%
Check Point Software Technologies Ltd.* ..........     141,500        3,315,345
                                                                   ------------
COMPUTER TECHNOLOGY--1.8%
Gentex Corp. .....................................      82,200        3,232,926
Research in Motion Limited* ......................      58,200        5,049,432
                                                                   ------------
                                                                      8,282,358
                                                                   ------------
CONSUMER FINANCE--1.4%
Capital One Financial Corporation ................      96,000        6,290,880
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Citigroup Inc. ...................................     149,600        7,194,264
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
Celestica Inc.* ..................................     347,700        6,112,566
Symbol Technologies, Inc. ........................     338,000        4,056,000
                                                                   ------------
                                                                     10,168,566
                                                                   ------------
FINANCIAL SERVICES--.7%
Piper Jaffray Companies, Inc.* ...................      65,100        3,152,142
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.2%
Boston Scientific Corporation* ...................     244,370       10,065,600
Guidant Corporation ..............................     124,950        7,873,100
Varian Medical Systems, Inc.* ....................      41,600        3,570,944
Zimmer Holdings, Inc.* ...........................      80,200        6,403,970
                                                                   ------------
                                                                     27,913,614
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--6.7%
Aetna Inc. .......................................      68,500        5,668,375
Anthem, Inc.*+ ...................................      76,000        6,732,080

THE ALGER FUNDS                                                             -20-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
OXFORD HEALTH PLANS, INC .........................      86,100     $  4,687,284
PacifiCare Health Systems, Inc.*+ ................     122,300        4,373,448
Quest Diagnostics Incorporated ...................     100,400        8,468,740
                                                                   ------------
                                                                     29,929,927
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Alliance Gaming Corporation* .....................      88,800        2,217,336
International Game Technology ....................     186,800        7,049,832
Royal Caribbean Cruises Ltd.+ ....................     110,800        4,490,724
                                                                   ------------
                                                                     13,757,892
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--.9%
Cognizant Technology Solutions Corporation Cl. A*       90,900        3,932,334
                                                                   ------------
INSURANCE--1.4%
AFLAC INCORPORATED ...............................      89,400        3,775,362
MGIC Investment Corporation ......................      31,600        2,326,392
                                                                   ------------
                                                                      6,101,754
                                                                   ------------
INTERNET & CATALOG RETAIL--6.8%
eBay Inc.* .......................................     253,010       20,195,258
NetFlix Inc.*+ ...................................     204,700        5,176,863
Priceline.com*+ ..................................     212,000        5,136,760
                                                                   ------------
                                                                     30,508,881
                                                                   ------------
INTERNET SOFTWARE & SERVICES--4.5%
Yahoo! Inc.* .....................................     398,200       20,093,172
                                                                   ------------
MACHINERY--1.1%
Dover Corporation ................................     117,600        4,707,528
                                                                   ------------
MEDIA--6.4%
Disney (Walt) Company ............................     210,100        4,838,603
Pixar, Inc.*+ ....................................      76,200        5,204,460
Time Warner Inc.* ................................     540,600        9,092,892
XM Satellite Radio Holdings Inc. Cl. A*+ .........     394,900        9,461,804
                                                                   ------------
                                                                     28,597,759
                                                                   ------------
PHARMACEUTICALS--8.1%
Allergan, Inc. ...................................      86,100        7,581,105
King Pharmaceuticals, Inc.* ......................     308,000        5,313,000
Pfizer Inc. ......................................     459,010       16,414,198
Teva Pharmaceutical Industries Ltd. ADR+# ........     109,700        6,753,132
                                                                   ------------
                                                                     36,061,435
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--9.0%
Applied Materials, Inc.* .........................     248,800        4,535,624
Broadcom Corporation Cl. A* ......................     364,500       13,763,520
Kulicke & Soffa Industries, Inc.*+ ...............     550,900        5,470,437
Micron Technology, Inc.* .........................     251,800        3,429,516
National Semiconductor Corporation* ..............     205,500        8,382,345
Novellus Systems, Inc.* ..........................     156,950        4,545,272
                                                                   ------------
                                                                     40,126,714
                                                                   ------------

THE ALGER FUNDS                                                             -21-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
SOFTWARE--6.9%
Microsoft Corporation ............................     352,700     $  9,159,619
Oracle Corporation* ..............................     672,600        7,546,573
Red Hat, Inc.*+ ..................................     625,300       14,200,563
                                                                   ------------
                                                                     30,906,755
                                                                   ------------
SPECIALTY RETAIL--4.4%
Aeropostale, Inc.* ...............................     163,050        3,585,470
Bed Bath & Beyond Inc.* ..........................     125,200        4,647,420
Home Depot, Inc. .................................     200,300        7,048,558
Sharper Image Corporation*+ ......................      71,100        2,172,816
Tiffany & Co. ....................................      58,000        2,262,000
                                                                   ------------
                                                                     19,716,264
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Coach, Inc.* .....................................     142,500        6,070,500
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--.6%
SpectraSite, Inc.* ...............................      71,900        2,686,903
                                                                   ------------
Total Common Stocks (Cost $391,614,861) ..........                  438,798,461
                                                                   ------------
OTHER SHORT-TERM INVESTMENTS--10.7%
Security Lending Quality Trust
  (Cost $48,016,925)(b) ..........................  48,016,925       48,016,925
                                                                   ------------
Total Investments
  (Cost $439,631,786)(a) .........................       108.7%     486,815,386
Liabilities in Excess of Other Assets ............        (8.7)     (39,005,751)
                                                         -----     ------------
Net Assets .......................................       100.0%    $447,809,635
                                                         =====     ============

----------
*    Non-income producing security
+    Securities partially or fully on loan.
#    American Depositary Receipts.
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $439,881,621 amounted to $46,933,765 which consisted of aggregate gross unrealized appreciation of $67,794,981 and aggregate gross unrealized depreciation of $20,861,216.
(b)  Represents investments of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -22-
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--93.7%                                   SHARES          VALUE
                                                       ------          -----
BIOTECHNOLOGY--27.1%
Alkermes, Inc.* ..................................      13,000     $    199,290
Amgen Inc.* ......................................       5,704          320,964
ARIAD Pharmaceuticals, Inc.* .....................      20,000          227,200
Bioenvision, Inc.* ...............................      25,000          285,000
Biogen Idec Inc.* ................................      10,000          590,000
Celgene Corporation* .............................       4,800          248,112
Encysive Pharmaceuticals Inc.* ...................      15,000          150,750
Genentech, Inc.* .................................       6,000          736,800
GenVec, Inc.* ....................................      18,000           65,340
Gilead Sciences, Inc.* ...........................       2,500          152,075
ImClone Systems Incorporated* ....................       3,000          200,640
Invitrogen Corporation* ..........................       2,000          144,460
Ligand Pharmaceuticals Incorporated Cl. B* .......      11,000          235,510
Medarex Inc.* ....................................      20,000          190,600
MedImmune, Inc.* .................................       9,000          218,160
Millennium Pharmaceuticals, Inc.* ................      20,000          299,800
Onyx Pharmaceuticals, Inc.* ......................       5,000          246,600
OSI Pharmaceuticals, Inc.* .......................       4,000          295,160
Protein Design Labs, Inc.* .......................      13,000          318,240
QLT Inc.* ........................................      13,000          350,610
Serologicals Corporation* ........................      14,000          259,280
Telik, Inc.* .....................................      10,000          234,700
Tularik Inc.* ....................................      12,000          296,040
Vicuron Pharmaceuticals Inc.* ....................       7,000          159,670
                                                                   ------------
                                                                      6,425,001
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Service Corporation International* ...............      32,000          236,480

COMPUTER SOFTWARE--.6%
Merge Technologies Incorporated* .................      10,000          156,600
                                                                   ------------
FOOD & STAPLES RETAILING--1.0%
NeighborCare, Inc.* ..............................      10,000          231,400
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--9.3%
C.R. Bard, Inc. ..................................       2,000          212,540
Fisher Scientific International Inc.* ............       5,000          292,750
Hologic, Inc.* ...................................      10,000          200,500
Illumina, Inc.* ..................................      30,000          225,300
INAMED Corporation* ..............................       5,325          313,323
Nektar Therapeutics* .............................       8,000          162,000
St. Jude Medical, Inc.* ..........................       3,500          266,910
Stryker Corporation ..............................       2,200          217,646
Wright Medical Group, Inc.* ......................       8,900          305,626
                                                                   ------------
                                                                      2,196,595
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--20.2%
Accredo Health, Incorporated* ....................       6,500          251,225
Aetna Inc. .......................................       4,500          372,375
Anthem, Inc.* ....................................       4,500          398,610
Beverly Enterprises, Inc.* .......................      33,000          196,350
Caremark Rx, Inc.* ...............................      16,000          541,600

THE ALGER FUNDS                                                             -23-
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004
COMMON STOCKS--(CONT.)                                  SHARES            VALUE
                                                       -------           -----
HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
Centene Corporation* .............................       7,000     $    234,500
Community Health Systems Inc. ....................      12,500          322,375
HCA Inc. .........................................      10,000          406,300
HealthStream, Inc.* ..............................      31,300           69,799
LifePoint Hospitals, Inc.* .......................       7,000          250,320
Oxford Health Plans, Inc. ........................       5,000          272,200
PacifiCare Health Systems, Inc.* .................      14,000          500,640
Province Healthcare Company* .....................      15,000          239,850
Psychiatric Solutions, Inc.* .....................       9,200          213,900
Sierra Health Services, Inc.* ....................       8,000          297,200
UnitedHealth Group Incorporated ..................       3,740          229,935
                                                                   ------------
                                                                      4,797,179
                                                                   ------------
INSURANCE--1.2%
American Medical Security Group, Inc.* ...........      11,000          281,600
                                                                   ------------
INTERNET SOFTWARE & SERVICES--.6%
Allscripts Healthcare Solutions, Inc.* ...........      15,000          141,150
                                                                   ------------
MEDICAL DEVICES--1.5%
Advanced Medical Optics, Inc.* ...................      11,000          346,940
                                                                   ------------
MEDICAL SERVICES--.6%
Ventana Medical Systems, Inc.* ...................       3,000          148,470
                                                                   ------------
PHARMACEUTICALS--29.7%
Abbott Laboratories ..............................       5,000          220,100
Allergan, Inc. ...................................       3,300          290,565
AstraZeneca PLC Sponsored ADR# ...................       8,000          382,800
Aventis S.A ......................................       4,000          302,040
Bristol-Myers Squibb Company .....................       6,000          150,600
Cortex Pharmaceuticals, Inc.* ....................      45,000          110,250
Elan Corporation PLC Sponsored ADR*# .............      27,000          583,200
Eli Lilly and Company ............................       7,000          516,670
GlaxoSmithKline PLC Sponsored ADR# ...............       9,000          378,000
IVAX Corporation* ................................      23,000          489,900
King Pharmaceuticals, Inc.* ......................      13,000          224,250
Medicines Company* ...............................       7,000          228,970
MGI Pharma, Inc.* ................................       5,000          309,100
Novartis AG ADR# .................................      16,000          716,800
Oscient Pharmaceuticals Corporation* .............      25,000          145,000
Pfizer Inc. ......................................      21,010          751,318
Sepracor Inc.* ...................................      10,550          504,396
Teva Pharmaceutical Industries Ltd. ADR# .........       2,884          177,539
Watson Pharmaceuticals Inc.* .....................      11,000          391,710
Wyeth ............................................       4,721          179,728
                                                                   ------------
                                                                      7,052,936
                                                                   ------------
REAL ESTATE--.9%
Ventas, Inc. .....................................      10,000          220,900
                                                                   ------------
Total Common Stocks
  (Cost $19,942,461) .............................                   22,235,251
                                                                   ------------

THE ALGER FUNDS                                                             -24-
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--2.1%                            AMOUNT        VALUE
                                                      ---------       -----
U.S. GOVERNMENT OBLIGATIONS U.S. Treasury Bill,
  0.875%, 5/20/04 (Cost $499,769) ................    $500,000     $    499,769
                                                                   ------------

Total Investments
  (Cost $20,442,230)(a) ..........................        95.8%      22,735,020
Other Assets in Excess of Liabilities ............         4.2          984,520
                                                         -----     ------------
Net Assets .......................................       100.0%    $ 23,719,540
                                                         =====     ============

----------
*    Non-income producing securities.
#    American Depositary Receipts.
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,460,744, amounted to $2,274,276 which consisted of aggregate gross unrealized appreciation of $2,812,066 and aggregate gross unrealized depreciation of $537,790.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -25-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

COMMON STOCKS--94.8%                                   SHARES          VALUE
                                                       ------          -----
AEROSPACE & DEFENSE--.9%
Alliant Techsystems Inc.* ........................       2,150     $    127,474
                                                                   ------------
AIR FREIGHT & LOGISTICS--1.4%
J.B. Hunt Transport Services, Inc.* ..............       5,900          186,794
                                                                   ------------
APPAREL--.8%
Columbia Sportswear Company ......................       2,000          106,480
                                                                   ------------
BIOTECHNOLOGY--5.5%
Alkermes, Inc.* ..................................       7,000          107,310
Invitrogen Corporation* ..........................       1,700          122,791
Millennium Pharmaceuticals, Inc.* ................       9,900          148,401
Onyx Pharmaceuticals, Inc.* ......................       3,850          189,882
Serologicals Corporation* ........................       6,400          118,528
Telik, Inc.* .....................................       3,300           77,451
                                                                   ------------
                                                                        764,363
                                                                   ------------
CAPITAL MARKETS--3.6%
Affiliated Managers Group, Inc.* .................       3,412          166,164
Investors Financial Services Corp. ...............       5,000          194,350
National Financial Partners Corporation ..........       4,500          140,625
                                                                   ------------
                                                                        501,139
                                                                   ------------
COMMERCIAL BANKS--1.0%
Compass Bancshares, Inc. .........................       3,750          143,850
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--6.0%
Corinthian Colleges, Inc.* .......................       4,900          150,038
CoStar Group Inc.* ...............................       3,900          153,777
First Marblehead Corporation (The)* ..............       4,100          121,606
Gevity HR, Inc. ..................................       7,250          159,718
LECG Corporation* ................................       5,600          106,400
Monster Worldwide Inc.* ..........................       5,350          137,014
                                                                   ------------
                                                                        828,553
                                                                   ------------
COMMUNICATION EQUIPMENT--3.5%
Brocade Communications Systems, Inc.* ............      21,800          116,630
Comverse Technology, Inc.* .......................       9,000          147,240
F5 Networks, Inc.* ...............................       2,100           53,340
Foundry Networks, Inc.* ..........................       5,050           57,065
Sierra Wireless Inc.* ............................       4,600          102,810
                                                                   ------------
                                                                        477,085
                                                                   ------------
COMPUTER SERVICES--3.0%
Ascential Software Corporation* ..................       6,300          107,100
Intelligroup,Inc.* ...............................      26,000          157,040
Open Solutions Inc.* .............................       6,100          150,853
                                                                   ------------
                                                                        414,993
                                                                   ------------
ELECTRIC AND ELECTRONIC EQUIPMENT--.9%
Roper Industries, Inc. ...........................       2,650          128,658
                                                                   ------------
ELECTRICAL EQUIPMENT--1.2%
AMETEK, Inc. .....................................       6,350          168,275
                                                                   ------------

THE ALGER FUNDS                                                             -26-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Trimble Navigation Limited* ......................       7,500     $    187,875
                                                                   ------------
ENERGY EQUIPMENT & SERVICES--1.5%
Cooper Cameron Corporation* ......................       4,400          212,740
                                                                   ------------
FINANCIAL SERVICES--1.0%
Piper Jaffray Companies, Inc.* ...................       2,800          135,576
                                                                   ------------
FOOD & STAPLES RETAILING--1.8%
NeighborCare, Inc.* ..............................       6,000          138,840
Whole Foods Market, Inc. .........................       1,400          111,986
                                                                   ------------
                                                                        250,826
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Cyberonics, Inc.* ................................       5,550          131,479
INAMED Corporation* ..............................       1,800          105,912
Intuitive Surgical, Inc.* ........................       7,000          113,050
Wright Medical Group, Inc.* ......................       5,100          175,134
                                                                   ------------
                                                                        525,575
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Accredo Health, Incorporated* ....................       4,450          171,993
Community Health Systems Inc. ....................       5,400          139,266
PacifiCare Health Systems, Inc.* .................       4,000          143,040
PSS World Medical, Inc.* .........................      11,450          128,125
Psychiatric Solutions, Inc.* .....................       6,750          156,938
                                                                   ------------
                                                                        739,362
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--4.2%
Alliance Gaming Corporation* .....................       7,600          189,772
Applebee's International, Inc. ...................       3,700          143,486
Multimedia Games, Inc.* ..........................       4,400           98,032
P.F. Chang's China Bistro, Inc.* .................       2,950          144,137
                                                                   ------------
                                                                        575,427
                                                                   ------------
HOUSEHOLD DURABLES--1.0%
Furniture Brands International Inc. ..............       4,900          137,886
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--2.4%
Alliance Data Systems Corporation* ...............       6,100          212,097
CACI International Inc. Cl. A* ...................       2,550          116,025
                                                                   ------------
                                                                        328,122
                                                                   ------------
INSURANCE--.9%
Axis Capital Holdings Limited ....................       4,300          117,175
                                                                   ------------
INTERNET SOFTWARE & SERVICES--4.3%
aQuantive, Inc.* .................................      11,500          115,575
Chordiant Software Inc.* .........................      31,400          122,460
FindWhat.com* ....................................       8,600          173,367
SINA Corp* .......................................       2,000           57,000
ValueClick, Inc.* ................................      11,850          122,766
                                                                   ------------
                                                                        591,168
                                                                   ------------

THE ALGER FUNDS                                                             -27-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
MACHINERY--2.0%
Actuant Corporation Cl. A* .......................       5,200     $    177,736
Terex Corporation* ...............................       2,900           95,265
                                                                   ------------
                                                                        273,001
                                                                   ------------
MEDIA--3.7%
Media General, Inc. Cl. A ........................       3,300          237,204
Playboy Enterprises, Inc. Cl. B* .................      10,550          137,677
Westwood One, Inc.* ..............................       4,600          135,884
                                                                   ------------
                                                                        510,765
                                                                   ------------
MEDICAL DEVICES--1.4%
Advanced Medical Optics, Inc.* ...................       6,000          189,240
                                                                   ------------

OIL & GAS--3.0%
EOG Resources, Inc. ..............................       4,100          201,925
Evergreen Resources, Inc.* .......................       5,350          214,696
                                                                   ------------
                                                                        416,621
                                                                   ------------
PAPER & FOREST PRODUCTS--1.4%
Louisiana-Pacific Corporation ....................       8,250          194,618
                                                                   ------------

PHARMACEUTICALS--2.9%

ANGIOTECH PHARMACEUTICALS, INC.* .................       5,000          104,250
IVAX Corporation* ................................       9,000          191,700
Pharmion Corp.* ..................................       4,550           97,870
                                                                   ------------
                                                                        393,820
                                                                   ------------
REAL ESTATE--2.3%
Health Care Property Investors, Inc. .............       6,600          157,740
iStar Financial Inc. .............................       4,450          158,153
                                                                   ------------
                                                                        315,893
                                                                   ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--.6%
SiRF Technology Holdings, Inc.* ..................        5200           83,200
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
Axcelis Technologies, Inc.* ......................      10,900          114,559
Brooks Automation, Inc.* .........................       4,650           77,376
Cypress Semiconductor Corporation* ...............       5,500           76,835
Fairchild Semiconductor International, Inc.* .....       6,500          126,555
International Rectifier Corporation* .............       4,500          178,380
Intersil Corporation Cl. A .......................       4,900           96,775
Semtech Corporation* .............................       4,350           91,437
                                                                   ------------
                                                                        761,917
                                                                   ------------
SOFTWARE--3.5%
Hyperion Solutions Corporation* ..................       4,400          168,872
Quest Software, Inc.* ............................       8,900          100,125
Take-Two Interactive Software, Inc.* .............       3,850          111,226
Verity, Inc.* ....................................       8,100          100,440
                                                                   ------------
                                                                        480,663
                                                                   ------------

THE ALGER FUNDS                                                             -28-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
SPECIALTY RETAIL--7.5%
Advance Auto Parts, Inc.* ........................       3,200     $    138,080
AnnTaylor Stores Corporation* ....................       4,700          190,491
Children's Place Retail Stores, Inc.* ............       6,500          171,210
Cost Plus Inc.* ..................................       4,650          168,330
PETsMART, Inc. ...................................       7,050          195,285
Williams-Sonoma, Inc.* ...........................       5,300          172,144
                                                                   ------------
                                                                      1,035,540
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Coach, Inc.* .....................................       5,400          230,040
                                                                   ------------
THRIFTS & MORTGAGE FINANCE--.8%
Doral Financial Corp. ............................       3,450          113,125
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
MSC Industrial Direct Co., Cl. A .................       5,850          167,661
                                                                   ------------
TRANSPORTATION SERVICES--.8%
Sirva Inc.* ......................................       4,800          111,504
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
American Tower Corporation Cl. A* ................      11,400          141,930
                                                                   ------------
Total Common Stocks
  (Cost $11,270,066) .............................                   13,068,934
                                                                   ------------


                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--4.0%                           AMOUNT
                                                      ---------
U.S. GOVERNMENT OBLIGATIONS U.S. Treasury Bills,
  0.86%, 5/13/04 .................................    $300,000          299,914
  0.87%, 5/27/04 .................................     250,000          249,843
                                                                   ------------
Total U.S. Government Obligations
  (Cost $549,757) ................................                      549,757
                                                                   ------------
Total Investments
  (Cost $11,819,823) (a) .........................        98.8%      13,618,691
Other Assets in Excess of Liabilities ............         1.2          166,023
                                                        ------     ------------
Net Assets .......................................      100.00%    $ 13,784,714
                                                        ======     ============

----------
* Non-income producing security.
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,821,439, amounted to $1,797,252 which consisted of aggregate gross unrealized appreciation of $2,198,050 and aggregate gross unrealized depreciation of $400,798.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -29-
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                    ---------          -----
U.S. AGENCY OBLIGATIONS--99.8%
Federal Home Loan Banks
  1.00%, 7/20/04 ................................. $10,000,000     $  9,978,333
Federal National Mortgage Association
  0.99%, 5/3/04 ..................................  10,000,000       10,000,000
  1.02%, 5/24/04 .................................  10,000,000        9,994,050
  1.00%, 6/1/04 ..................................  10,000,000        9,991,945
  1.00%, 6/14/04 .................................  10,000,000        9,988,333
  1.00%, 6/21/04 .................................  10,000,000        9,986,389
  0.98%, 7/1/04 ..................................  10,000,000        9,983,939
  1.02%, 7/26/04 .................................  10,000,000        9,976,200
Freddie Mac
  1.03%, 8/23/04 .................................   5,000,000        4,983,978
Student Loan Marketing Association
  0.76%, 5/3/04 ..................................   1,400,000        1,400,000
                                                                   ------------
Total U.S. Agency Obligations
  (Cost $86,283,167) .............................                   86,283,167
                                                                   ------------
REPURCHASE AGREEMENTS--.4%
Securities Held Under Repurchase Agreements,
  0.85%, 5/3/04 with State Street Bank and Trust
  Company dtd 4/30/04, repurchase price $300,021,
  collaterized by Federal Home Loan Banks
  (par value $310,000, 1.40%, due 6/17/05,
  (Cost $300,000) ................................     300,000          300,000
                                                                   ------------
Total Investments
  (Cost $86,583,167)(a) ..........................       100.2%      86,583,167
Liabilities in Excess of Other Assets ............        (0.2)        (163,271)
                                                         -----     ------------
Net Assets .......................................       100.0%    $ 86,419,896
                                                         =====     ============

----------
(a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                    Income from
                                               Investment Operations
                                             ------------------------
                                                             Net
                                                          Realized
                                                 Net        and
                                  Net Asset  Investment  Unrealized      Total
                                    Value,     Income       Gain         from
                                  Beginning    (Loss)    (Loss) on    Investment
                                  of Period    (iii)     Investments  Operations
                                 ----------  ---------- ------------- ----------
ALGER LARGECAP GROWTH FUND (I)

CLASS A
Six months ended 4/30/04(ii) ...  $ 8.87      $(0.03)     $ 0.23       $ 0.20
Year ended 10/31/03 ............    7.16       (0.05)       1.76         1.71
Year ended 10/31/02 ............    9.47       (0.04)      (2.27)       (2.31)
Year ended 10/31/01 ............   14.09       (0.04)      (3.64)       (3.68)
Year ended 10/31/00 ............   15.47       (0.05)       1.33         1.28
Year ended 10/31/99 ............   12.19       (0.07)       4.64         4.57

CLASS B
Six months ended 4/30/04(ii) ...  $ 8.33      $(0.06)     $ 0.22       $ 0.16
Year ended 10/31/03 ............    6.76       (0.10)       1.67         1.57
Year ended 10/31/02 ............    9.02       (0.10)      (2.16)       (2.26)
Year ended 10/31/01 ............   13.58       (0.12)      (3.50)       (3.62)
Year ended 10/31/00 ............   15.09       (0.16)       1.31         1.15
Year ended 10/31/99 ............   12.00       (0.18)       4.56         4.38

CLASS C
Six months ended 4/30/04(ii) ...  $ 8.33      $(0.06)     $ 0.21       $ 0.15
Year ended 10/31/03 ............    6.76       (0.10)       1.67         1.57
Year ended 10/31/02 ............    9.02       (0.10)      (2.16)       (2.26)
Year ended 10/31/01 ............   13.57       (0.12)      (3.49)       (3.61)
Year ended 10/31/00 ............   15.08       (0.16)       1.31         1.15
Year ended 10/31/99 ............   12.00       (0.18)       4.55         4.37

ALGER SMALLCAP GROWTH FUND (V)

CLASS A
Six months ended 4/30/04(ii) ...  $ 3.95      $(0.03)     $ 0.27       $ 0.24
Year ended 10/31/03 ............    2.85       (0.05)       1.15         1.10
Year ended 10/31/02 ............    3.54       (0.05)      (0.64)       (0.69)
Year ended 10/31/01 ............    8.81       (0.04)      (3.41)       (3.45)
Year ended 10/31/00 ............   10.35       (0.08)       0.35         0.27
Year ended 10/31/99 ............    8.74       (0.08)       2.71         2.63

----------
(i) Prior to September 29, 2000, the Alger LargeCap Growth Fund was the Alger Growth Portfolio.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)   Does not reflect the effect of any sales charges.
(v) Prior to February 28, 2004, the Alger SmallCap Growth Fund was the Alger Small Capitalization Portfolio.

                       See Notes to Financial Statements.

                                                                               Ratios/Supplemental Data
                                                                      --------------------------------------------
                                                                                             Ratio of
                                                                        Net      Ratio of       Net
                                                   Net                 Assets,   Expenses   Investment
                                  Distributions   Asset               End of       to        Income
                                      from        Value,     Total     Period     Average   (Loss) to    Portfolio
                                  Net Realized    End of    Return     (000's      Net       Average     Turnover
                                      Gains       Period     (iv)     omitted)    Assets    Net Assets     Rate
                                 --------------   ------    -------   -------    --------   ----------   ---------
ALGER LARGECAP GROWTH FUND (I)

CLASS A
Six months ended 4/30/04(ii) ...    $   --        $ 9.07       2.3%   $177,241     1.31%      (0.67)%     102.98%
Year ended 10/31/03 ............        --          8.87      23.9     168,720     1.44       (0.62)       215.81
Year ended 10/31/02 ............        --          7.16     (24.4)    130,464     1.36       (0.47)       213.97
Year ended 10/31/01 ............     (0.94)         9.47     (27.4)    230,637     1.26       (0.35)        91.40
Year ended 10/31/00 ............     (2.66)        14.09       8.0     324,130     1.20       (0.32)        96.13
Year ended 10/31/99 ............     (1.29)        15.47      40.4     228,896     1.21       (0.50)       205.94

CLASS B
Six months ended 4/30/04(ii) ...    $   --        $ 8.49       1.9%   $313,096     2.05%      (1.42)%      102.98%
Year ended 10/31/03 ............        --          8.33      23.2     350,972     2.20       (1.37)       215.81
Year ended 10/31/02 ............        --          6.76     (25.1)    323,809     2.11       (1.21)       213.97
Year ended 10/31/01 ............     (0.94)         9.02     (28.1)    581,770     2.01       (1.09)        91.40
Year ended 10/31/00 ............     (2.66)        13.58       7.2     902,091     1.96       (1.07)        96.13
Year ended 10/31/99 ............     (1.29)        15.09      39.3     770,311     1.96       (1.26)       205.94

CLASS C
Six months ended 4/30/04(ii) ...    $   --        $ 8.48       1.8%   $ 44,635     2.05%      (1.42)%      102.98%
Year ended 10/31/03 ............        --          8.33      23.2      41,906     2.19       (1.37)       215.81
Year ended 10/31/02 ............        --          6.76     (25.1)     34,813     2.11       (1.22)       213.97
Year ended 10/31/01 ............     (0.94)         9.02     (28.0)     48,918     2.01       (1.10)        91.40
Year ended 10/31/00 ............     (2.66)        13.57       7.2      65,893     1.95       (1.08)        96.13
Year ended 10/31/99 ............     (1.29)        15.08      39.2      31,500     1.97       (1.30)       205.94

ALGER SMALLCAP GROWTH FUND (V)

CLASS A
Six months ended 4/30/04(ii) ...    $   --        $ 4.19       6.1%   $ 79,873     1.65%      (1.42)%       70.50%
Year ended 10/31/03 ............        --          3.95      38.6      73,616     1.79       (1.55)       139.28
Year ended 10/31/02 ............        --          2.85     (19.5)     46,143     1.75       (1.52)       132.35
Year ended 10/31/01 ............     (1.82)         3.54     (46.6)     64,164     1.54       (0.95)       195.72
Year ended 10/31/00 ............     (1.81)         8.81       0.4     111,665     1.41       (0.81)       207.19
Year ended 10/31/99 ............     (1.02)        10.35      32.7      69,986     1.38       (0.79)       110.92

THE ALGER FUNDS                                                             -32-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                     Income from
                                                Investment Operations
                                               -----------------------
                                                                Net
                                                             Realized
                                                               and
                                  Net Asset       Net      Unrealized      Total      Dividends    Distributions
                                    Value,     Investment      Gain         from       from Net        from
                                  Beginning      Income     (Loss) on    Investment   Investment    Net Realized
                                  of Period    (Loss)(i)   Investments   Operations     Income         Gains
                                  ---------    ----------  -----------   ----------   ----------   -------------
ALGER SMALLCAP GROWTH FUND (CONTINUED)

CLASS B
Six months ended 4/30/04 (iii) ..   $ 3.70      $(0.04)        $0.24        $0.20        $  --         $  --
Year ended 10/31/03 .............     2.68       (0.07)         1.09         1.02           --            --
Year ended 10/31/02 .............     3.36       (0.07)        (0.61)       (0.68)          --            --
Year ended 10/31/01 .............     8.52       (0.08)        (3.26)       (3.34)          --         (1.82)
Year ended 10/31/00 .............    10.13       (0.16)         0.36         0.20           --         (1.81)
Year ended 10/31/99 .............     8.61       (0.15)         2.69         2.54           --         (1.02)

CLASS C
Six months ended 4/30/04 (iii) ..   $ 3.70      $(0.04)        $0.24        $0.20        $  --         $  --
Year ended 10/31/03 .............     2.68       (0.07)         1.09         1.02           --            --
Year ended 10/31/02 .............     3.36       (0.07)        (0.61)       (0.68)          --            --
Year ended 10/31/01 .............     8.53       (0.08)        (3.27)       (3.35)          --         (1.82)
Year ended 10/31/00 .............    10.13       (0.16)         0.37         0.21           --         (1.81)
Year ended 10/31/99 .............     8.59       (0.16)         2.72         2.56           --         (1.02)

ALGER BALANCED FUND

CLASS A
Six months ended 4/30/04 (iii) ..   $18.29      $ 0.05         $0.27        $0.32        $(0.17)       $  --
Year ended 10/31/03 .............    16.02        0.13          2.43         2.56        (0.29)           --
Year ended 10/31/02 .............    18.67        0.27         (2.48)       (2.21)       (0.44)           --
Year ended 10/31/01 .............    21.29        0.43         (2.83)       (2.40)       (0.22)           --
Year ended 10/31/00 .............    20.95        0.39          1.68         2.07        (0.13)        (1.60)
Year ended 10/31/99 .............    16.83        0.25          4.97         5.22        (0.08)        (1.02)

CLASS B
Six months ended 4/30/04 (iii) ..   $17.86      $(0.02)        $0.25        $0.23        $(0.03)       $  --
Year ended 10/31/03 .............    15.62        0.01          2.39         2.40        (0.16)           --
Year ended 10/31/02 .............    18.17        0.14         (2.44)       (2.30)       (0.25)           --
Year ended 10/31/01 .............    20.83        0.27         (2.75)       (2.48)       (0.18)           --
Year ended 10/31/00 .............    20.59        0.17          1.71         1.88        (0.04)        (1.60)
Year ended 10/31/99 .............    16.64        0.07          4.93         5.00        (0.03)        (1.02)

----------
(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

                                                                            -33-

                                                                                        Ratios/Supplemental Data
                                                                              -------------------------------------------
                                                                                                    Ratio of
                                                                                Net     Ratio of       Net
                                                        Net                   Assets,   Expenses   Investment
                                                      Asset                   End of       to        Income
                                                       Value,                  Period    Average   (Loss) to    Portfolio
                                          Total        End of      Total       (000's      Net       Average     Turnover
                                      Distributions    Period   Return (ii)   omitted)    Assets    Net Assets     Rate
                                      -------------   -------   ----------    --------   -------    ----------  ---------
ALGER SMALLCAP GROWTH FUND (CONTINUED)

CLASS B
Six months ended 4/30/04 (iii) ....       $  --        $ 3.90        5.4%     $ 83,136     2.40%      (2.17)%      70.50%
Year ended 10/31/03 ...............          --          3.70       38.1        94,241     2.57       (2.32)      139.28
Year ended 10/31/02 ...............          --          2.68      (20.2)       81,758     2.49       (2.27)      132.35
Year ended 10/31/01 ...............       (1.82)         3.36      (47.0)      130,559     2.28       (1.66)      195.72
Year ended 10/31/00 ...............       (1.81)         8.52       (0.4)      325,382     2.14       (1.58)      207.19
Year ended 10/31/99 ...............       (1.02)        10.13       32.1       419,842     2.14       (1.58)      110.92

CLASS C
Six months ended 4/30/04 (iii) ....       $  --        $ 3.90        5.4%     $  5,188     2.40%      (2.17)%      70.50%
Year ended 10/31/03 ...............          --          3.70       38.1         4,999     2.56       (2.32)      139.28
Year ended 10/31/02 ...............          --          2.68      (20.2)        3,209     2.49       (2.27)      132.35
Year ended 10/31/01 ...............       (1.82)         3.36      (47.0)        4,234     2.28       (1.66)      195.72
Year ended 10/31/00 ...............       (1.81)         8.53       (0.3)       11,103     2.15       (1.57)      207.19
Year ended 10/31/99 ...............       (1.02)        10.13       32.4         7,659     2.13       (1.55)      110.92

ALGER BALANCED FUND

CLASS A
Six months ended 4/30/04 (iii) ....       $(0.17)      $18.44        1.7%     $ 73,936     1.24%      0.54%        81.02%
Year ended 10/31/03 ...............       (0.29)        18.29       16.3        79,387     1.31       0.80        174.97
Year ended 10/31/02 ...............       (0.44)        16.02      (12.2)       78,167     1.28       1.53        203.96
Year ended 10/31/01 ...............       (0.22)        18.67      (11.3)      101,440     1.20       2.15         74.15
Year ended 10/31/00 ...............       (1.73)        21.29       10.2        93,671     1.29       1.80         63.50
Year ended 10/31/99 ...............       (1.10)        20.95       32.5        12,488     1.40       1.15        126.01

CLASS B
Six months ended 4/30/04 (iii) ....       $(0.03)      $18.06        1.3%     $129,701     1.99%     (0.21)%       81.02%
Year ended 10/31/03 ...............       (0.16)        17.86       15.5       143,765     2.06       0.05        174.97
Year ended 10/31/02 ...............       (0.25)        15.62      (12.9)      137,070     2.03       0.78        203.96
Year ended 10/31/01 ...............       (0.18)        18.17      (12.0)      158,766     1.95       1.40         74.15
Year ended 10/31/00 ...............       (1.64)        20.83        9.4       132,123     2.04       0.98         63.50
Year ended 10/31/99 ...............       (1.05)        20.59       31.5        52,607     2.18       0.36        126.01

THE ALGER FUNDS                                                             -34-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                     Income from
                                                Investment Operations
                                               -----------------------
                                                                Net
                                                             Realized
                                                               and
                                  Net Asset       Net      Unrealized      Total      Dividends    Distributions
                                    Value,     Investment      Gain         from       from Net        from
                                  Beginning      Income     (Loss) on    Investment   Investment    Net Realized
                                  of Period    (Loss)(i)   Investments   Operations     Income         Gains
                                  ---------    ----------  -----------   ----------   ----------   -------------
ALGER BALANCED FUND (CONTINUED)

Class C
Six months ended 4/30/04 (iv) ...   $17.93      $(0.02)        $0.26        $0.24        $(0.03)       $  --
Year ended 10/31/03 .............    15.68        0.01          2.39         2.40        (0.15)           --
Year ended 10/31/02 .............    18.24        0.14         (2.45)       (2.31)       (0.25)           --
Year ended 10/31/01 .............    20.90        0.27         (2.75)       (2.48)       (0.18)           --
Year ended 10/31/00 .............    20.65        0.21          1.67         1.88        (0.03)        (1.60)
Year ended 10/31/99 .............    16.66        0.07          4.95         5.02        (0.01)        (1.02)

ALGER MIDCAP GROWTH FUND (III)
CLASS A
Six months ended 4/30/04 (iv) ...   $ 7.57      $(0.04)        $0.21        $0.17        $  --         $  --
Year ended 10/31/03 .............     5.48       (0.07)         2.16         2.09           --            --
Year ended 10/31/02 .............     6.92       (0.07)        (1.37)       (1.44)          --            --
Year ended 10/31/01 .............    10.17       (0.06)        (2.01)       (2.07)          --         (1.18)
Year ended 10/31/00 .............     8.20       (0.04)         3.51         3.47           --         (1.50)
Year ended 10/31/99 .............     7.07       (0.05)         2.16         2.11           --         (0.98)

CLASS B
Six months ended 4/30/04 (iv) ...   $ 7.08      $(0.07)        $0.21        $0.14        $  --         $  --
Year ended 10/31/03 .............     5.17       (0.11)         2.02         1.91           --            --
Year ended 10/31/02 .............     6.58       (0.11)        (1.30)       (1.41)          --            --
Year ended 10/31/01 .............     9.79       (0.11)        (1.92)       (2.03)          --         (1.18)
Year ended 10/31/00 .............     8.00       (0.12)         3.41         3.29           --         (1.50)
Year ended 10/31/99 .............     6.96       (0.11)         2.13         2.02           --         (0.98)

Class C
Six months ended 4/30/04 (iv) ...   $ 7.06      $(0.07)        $0.21        $0.14        $  --         $  --
Year ended 10/31/03 .............     5.16       (0.11)         2.01         1.90           --            --
Year ended 10/31/02 .............     6.56       (0.11)        (1.29)       (1.40)          --            --
Year ended 10/31/01 .............     9.77       (0.11)        (1.92)       (2.03)          --         (1.18)
Year ended 10/31/00 .............     7.99       (0.11)         3.39         3.28           --         (1.50)
Year ended 10/31/99 .............     6.95       (0.11)         2.13         2.02           --         (0.98)

----------
(i) Amount was computed based on average shares outstanding during the period.
(ii)   Does not reflect the effect of any sales charges.
(iii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(iv) Unaudited. Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

                                                                                    Ratios/Supplemental Data
                                                                          -------------------------------------------
                                                                                                Ratio of
                                                                            Net     Ratio of       Net
                                                    Net                   Assets,   Expenses   Investment
                                                  Asset                   End of       to        Income
                                                   Value,                  Period    Average   (Loss) to    Portfolio
                                      Total        End of      Total       (000's      Net       Average     Turnover
                                  Distributions    Period   Return (ii)   omitted)    Assets    Net Assets     Rate
                                  -------------   -------   ----------    --------   -------    ----------  ---------
ALGER BALANCED FUND (CONTINUED)

Class C
Six months ended 4/30/04 (iv) ...    $(0.03)      $18.14        1.3%     $ 41,113     1.99%       (0.21)%      81.02%
Year ended 10/31/03 .............    (0.15)        17.93       15.4        44,801     2.06         0.05       174.97
Year ended 10/31/02 .............    (0.25)        15.68      (12.9)       45,516     2.03         0.78       203.96
Year ended 10/31/01 .............    (0.18)        18.24      (12.0)       57,193     1.95         1.40        74.15
Year ended 10/31/00 .............    (1.63)        20.90        9.3        49,592     2.04         0.99        63.50
Year ended 10/31/99 .............    (1.03)        20.65       31.6        14,626     2.16         0.38       126.01

ALGER MIDCAP GROWTH FUND (III)
CLASS A
Six months ended 4/30/04 (iv) ...    $  --        $ 7.74        2.3%     $254,879     1.32%        (1.08)%     94.48%
Year ended 10/31/03 .............       --          7.57       38.1       231,711     1.45         (1.16)     238.17
Year ended 10/31/02 .............       --          5.48      (20.8)      133,113     1.41         (1.05)     324.69
Year ended 10/31/01 .............    (1.18)         6.92      (21.9)      154,412     1.31         (0.77)     115.45
Year ended 10/31/00 .............    (1.50)        10.17       47.7       141,558     1.29         (0.46)      97.11
Year ended 10/31/99 .............    (0.98)         8.20       33.3        49,246     1.31         (0.58)     203.86

CLASS B
Six months ended 4/30/04 (iv) ...    $  --        $ 7.22        2.0%     $303,965     2.07%        (1.83)%     94.48%
Year ended 10/31/03 .............       --          7.08       36.9       326,015     2.20         (1.92)     238.17
Year ended 10/31/02 .............       --          5.17      (21.4)      247,201     2.15         (1.80)     324.69
Year ended 10/31/01 .............    (1.18)         6.58      (22.4)      426,699     2.06         (1.49)     115.45
Year ended 10/31/00 .............    (1.50)         9.79       46.4       532,476     2.04         (1.23)      97.11
Year ended 10/31/99 .............    (0.98)         8.00       32.3       248,139     2.07         (1.39)     203.86

Class C
Six months ended 4/30/04 (iv) ...    $  --        $ 7.20        2.0%     $ 69,216     2.06%        (1.83)%     94.48%
Year ended 10/31/03 .............       --          7.06       36.8        62,627     2.20         (1.92)     238.17
Year ended 10/31/02 .............       --          5.16      (21.3)       46,238     2.16         (1.80)     324.69
Year ended 10/31/01 .............    (1.18)         6.56      (22.4)       53,592     2.06         (1.51)     115.45
Year ended 10/31/00 .............    (1.50)         9.77       46.4        51,335     2.04         (1.22)      97.11
Year ended 10/31/99 .............    (0.98)         7.99       32.4        10,827     2.08         (1.40)     203.86

THE ALGER FUNDS                                                             -36-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                         Income from
                                                     Investment Operations
                                                    -----------------------
                                                                     Net
                                                                  Realized
                                                                    and
                                        Net Asset       Net      Unrealized   Total
                                          Value,    Investment      Gain       from
                                        Beginning     Income     (Loss) on   Investment
                                        of Period   (Loss) (i)  Investments  Operations
                                        ---------   ----------  -----------  ----------
ALGER CAPITAL APPRECIATION FUND (III)

CLASS A
Six months ended 4/30/04 (iv)(v) ...      $ 7.74      $(0.05)      $ 0.13       $ 0.08
Year ended 10/31/03 ................        6.23       (0.07)        1.58         1.51
Year ended 10/31/02 ................        8.21       (0.08)       (1.90)       (1.98)
Year ended 10/31/01 ................       13.54       (0.05)       (4.80)       (4.85)
Year ended 10/31/00 ................       13.57       (0.11)        2.01         1.90
Year ended 10/31/99 ................        9.03       (0.12)        5.50         5.38

CLASS B
Six months ended 4/30/04 (iv)(v) ...      $ 7.31      $(0.07)      $ 0.11       $ 0.04
Year ended 10/31/03 ................        5.93       (0.11)        1.49         1.38
Year ended 10/31/02 ................        7.88       (0.14)       (1.81)       (1.95)
Year ended 10/31/01 ................       13.09       (0.12)       (4.61)       (4.73)
Year ended 10/31/00 ................       13.28       (0.22)        1.96         1.74
Year ended 10/31/99 ................        8.90       (0.21)        5.43         5.22

CLASS C
Six months ended 4/30/04 (iv)(v) ...      $ 7.31      $(0.07)      $ 0.11       $ 0.04
Year ended 10/31/03 ................        5.93       (0.11)        1.49         1.38
Year ended 10/31/02 ................        7.87       (0.14)       (1.80)       (1.94)
Year ended 10/31/01 ................       13.09       (0.12)       (4.62)       (4.74)
Year ended 10/31/00 ................       13.27       (0.22)        1.97         1.75
Year ended 10/31/99 ................        8.90       (0.22)        5.43         5.21

ALGER HEALTH SCIENCES FUND

CLASS A
Six months ended 4/30/04 (iv)(v) ...      $11.91      $(0.07)      $ 2.29       $ 2.22
Year ended 10/31/03 ................        9.29       (0.20)        2.82         2.62
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iv) ...       10.00       (0.06)       (0.65)       (0.71)

----------
(i) Amount was computed based on average shares outstanding during the period.
(ii)   Does not reflect the effect of any sales charges.
(iii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1999.
(iv) Ratios have been annualized; total return has not been annualized. (v) Unaudited.
(vi)   Amount has been reduced by 0.06% due to expense reimbursements.


                       See Notes to Financial Statements.

                                                                            -37-

                                                                                               Ratios/Supplemental Data
                                                                                   ------------------------------------------------
                                                                                                             Ratio of
                                                                                    Net        Ratio of        Net
                                                           Net                     Assets,     Expenses     Investment
                                        Distributions     Asset                    End of         to          Income
                                           from           Value,                   Period      Average       (Loss) to     Portfolio
                                        Net Realized      End of        Total       (000's       Net          Average      Turnover
                                           Gains         Period     Return (ii)    omitted)     Assets       Net Assets      Rate
                                        --------------   -------    -----------    --------    --------      ----------    ---------
ALGER CAPITAL APPRECIATION FUND (III)

CLASS A
Six months ended 4/30/04 (iv)(v) ...         $   --        $ 7.82        1.0%       $121,818       1.58%        (1.19)%      68.21%
Year ended 10/31/03 ................             --          7.74       24.2         112,031       1.70         (1.06)      202.81
Year ended 10/31/02 ................             --          6.23      (24.1)         97,962       1.53         (1.06)      174.83
Year ended 10/31/01 ................          (0.48)         8.21      (36.8)        179,365       1.40         (0.46)      102.58
Year ended 10/31/00 ................          (1.93)        13.54       12.6         366,296       1.36         (0.66)      132.37
Year ended 10/31/99 ................          (0.84)        13.57       63.9         147,929       1.44         (0.98)      186.93

CLASS B
Six months ended 4/30/04 (iv)(v) ...         $   --        $ 7.35        0.6%       $276,767       2.33%        (1.93)%      68.21%
Year ended 10/31/03 ................             --          7.31       23.3         324,292       2.45         (1.82)      202.81
Year ended 10/31/02 ................             --          5.93      (24.8)        342,592       2.28         (1.82)      174.83
Year ended 10/31/01 ................          (0.48)         7.88      (37.2)        572,068       2.15         (1.20)      102.58
Year ended 10/31/00 ................          (1.93)        13.09       11.6       1,056,831       2.11         (1.41)      132.37
Year ended 10/31/99 ................          (0.84)        13.28       63.0         594,971       2.21         (1.77)      186.93

CLASS C
Six months ended 4/30/04 (iv)(v) ...         $   --        $ 7.35        0.6%       $ 49,224       2.33%        (1.93)%      68.21%
Year ended 10/31/03 ................             --          7.31       23.3          54,273       2.45         (1.81)      202.81
Year ended 10/31/02 ................             --          5.93      (24.7)         53,936       2.28         (1.82)      174.83
Year ended 10/31/01 ................          (0.48)         7.87      (37.2)         96,451       2.15         (1.20)      102.58
Year ended 10/31/00 ................          (1.93)        13.09       11.7         180,663       2.12         (1.42)      132.37
Year ended 10/31/99 ................          (0.84)        13.27       62.9          43,789       2.21         (1.80)      186.93

ALGER HEALTH SCIENCES FUND

CLASS A
Six months ended 4/30/04 (iv)(v) ...         $(0.23)       $13.90       18.9%       $ 13,366       1.63%(vi)    (1.14)%     119.40%
Year ended 10/31/03 ................             --         11.91       28.2           8,594       2.36         (1.80)      246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iv) ...             --          9.29       (7.1)            712       2.15         (1.43)      135.82

THE ALGER FUNDS                                                             -38-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                  Income from
                                                             Investment Operations
                                                            -----------------------
                                                                           Net
                                                                         Realized
                                                                           and
                                                Net Asset      Net      Unrealized       Total
                                                  Value,    Investment     Gain          from
                                                Beginning     Income    (Loss) on     Investment
                                                of Period   (Loss) (i)  Investments   Operations
                                                ---------   ----------  -----------   ----------
ALGER HEALTH SCIENCES FUND (CONTINUED)

CLASS B
Six months ended 4/30/04 (iii)(iv) .........      $11.78      $(0.12)      $ 2.27       $ 2.15
Year ended 10/31/03 ........................        9.26       (0.28)        2.80         2.52
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ..........       10.00       (0.10)       (0.64)       (0.74)

CLASS C
Six months ended 4/30/04 (iii)(iv) .........      $11.78      $(0.12)      $ 2.27       $ 2.15
Year ended 10/31/03 ........................        9.26       (0.29)        2.81         2.52
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ..........       10.00       (0.10)       (0.64)       (0.74)

ALGER SMALLCAP AND MIDCAP GROWTH FUND (V)

CLASS A
Six months ended 4/30/04 (iii)(iv) .........      $ 9.97      $(0.06)      $ 0.33       $ 0.27
Year ended 10/31/03 ........................        7.65       (0.09)        2.41         2.32
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ..........       10.00       (0.01)       (2.34)       (2.35)

CLASS B
Six months ended 4/30/04 (iii)(iv) .........      $ 9.87      $(0.10)      $ 0.32       $ 0.22
Year ended 10/31/03 ........................        7.63       (0.16)        2.40         2.24
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ..........       10.00       (0.09)       (2.28)       (2.37)

CLASS C
Six months ended 4/30/04 (iii)(iv) .........      $ 9.86      $(0.10)      $ 0.33       $ 0.23
Year ended 10/31/03 ........................        7.63       (0.16)        2.39         2.23
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ..........       10.00       (0.09)       (2.28)       (2.37)

----------
(i) Amount was computed based on average shares outstanding during the period.
(ii)   Does not reflect the effect of any sales charges.
(iii)  Ratios have been annualized; total return has not been annualized.
(iv)   Unaudited.
(v) Prior to February 28, 2004, the Alger SmallCap and MidCap Growth Fund was the Alger SmallCap and MidCap Portfolio.
(vi)   Amount has been reduced by 0.07% due to expense reimbursement.
       (vii)Amount has been reduced by 0.06% due to expense reimbursement.


                       See Notes to Financial Statements.


                                                                                               Ratios/Supplemental Data
                                                                                ---------------------------------------------------
                                                                                                          Ratio of
                                                                                  Net        Ratio of         Net
                                                          Net                    Assets,     Expenses     Investment
                                            Dividends     Asset                  End of         to          Income
                                            from Net     Value,                  Period       Average     (Loss) to       Portfolio
                                            Realized     End of       Total      (000's        Net         Average        Turnover
                                              Gains      Period    Return (ii)  omitted)      Assets      Net Assets        Rate
                                            ---------    ------    ----------   --------     --------     ----------      ---------
ALGER HEALTH SCIENCES FUND (CONTINUED)

CLASS B
Six months ended 4/30/04 (iii)(iv) .........  $(0.23)    $13.70       18.5%     $  7,325     2.37%(vi)      (1.88)%        119.40%
Year ended 10/31/03 ........................      --      11.78       27.2         3,620     3.22           (2.63)         246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ..........      --       9.26       (7.4)          325     2.91           (2.18)         135.82

CLASS C
Six months ended 4/30/04 (iii)(iv) .........  $(0.23)    $13.70       18.5%     $  3,028     2.37%(vii)     (1.88)%        119.40%
Year ended 10/31/03 ........................      --      11.78       27.2         1,357     3.30           (2.69)         246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ..........      --       9.26       (7.4)          309     2.90           (2.17)         135.82

ALGER SMALLCAP AND MIDCAP GROWTH FUND (V)

CLASS A
Six months ended 4/30/04 (iii)(iv) .........  $   --     $10.24        2.7%     $ 10,507     1.55%(vii)     (1.21)%         49.17%
Year ended 10/31/03 ........................      --       9.97       30.3         9,932     1.58           (1.06)          83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ..........      --       7.65      (23.5)        7,775     1.89           (1.57)          34.09

CLASS B
Six months ended 4/30/04 (iii)(iv) .........  $   --     $10.09        2.2%       $2,040     2.29%(vii)     (1.95)%         49.17%
Year ended 10/31/03 ........................      --       9.87       29.4         1,205     2.37           (1.87)          83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ..........      --       7.63      (23.7)          269     2.64           (2.32)          34.09

CLASS C
Six months ended 4/30/04 (iii)(iv) .........  $   --     $10.09        2.3%     $  1,238     2.29%(vii)     (1.96)%         49.17%

Year ended 10/31/03 ........................                 --       9.86       29.2969     2.38           (1.86)          83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ..........      --       7.63      (23.7)          254     2.64           (2.32)          34.09

THE ALGER FUNDS                                                             -40-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                       Income from
                                   Investment Operations
                                  ------------------------


                                                                           Net
                                   Net Asset       Net       Dividends    Asset
                                    Value,     Investment    from Net    Value,
                                  Beginning      Income     Investment   End of
                                   of Period     (Loss)       Income     Period
                                  ----------   ----------   ----------   -------


ALGER MONEY MARKET FUND(III)
Six months ended 4/30/04 (ii) ...   $1.0000     $0.0009      $(0.0009)   $1.0000
Year ended 10/31/03 .............    1.0000      0.0033       (0.0033)    1.0000
Year ended 10/31/02 .............    1.0000      0.0097       (0.0097)    1.0000
Year ended 10/31/01 .............    1.0000      0.0387       (0.0387)    1.0000
Year ended 10/31/00 .............    1.0000      0.0527       (0.0527)    1.0000
Year ended 10/31/99 .............    1.0000      0.0423       (0.0423)    1.0000


----------
(i)    Does not reflect the effect of any sales charges.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Prior to February 28, 2004, the Alger Money Market Fund was the Alger Money Market Portfolio.


                       See Notes to Financial Statements.

                                                   Ratios/Supplemental Data
                                              ----------------------------------
                                                                      Ratio of
                                               Net        Ratio of      Net
                                              Assets,     Expenses   Investment
                                              End of         to        Income
                                              Period       Average   (Loss) to
                                    Total     (000's        Net       Average
                                  Return(i)  omitted)      Assets    Net Assets
                                  ---------  --------      ------    ----------


ALGER MONEY MARKET FUND(III)
Six months ended 4/30/04 (ii) ...    0.1%    $ 86,420       0.82%       0.18%
Year ended 10/31/03 .............    0.3      115,935       0.82        0.34
Year ended 10/31/02 .............    1.0      330,213       0.79        0.99
Year ended 10/31/01 .............    3.9      402,515       0.71        3.88
Year ended 10/31/00 .............    5.4      233,526       0.78        5.14
Year ended 10/31/99 .............    4.3      241,310       0.72        4.37

THE ALGER FUNDS                                                             -42-
STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS) (UNAUDITED)
April 30, 2004


                                                                    LargeCap     SmallCap
                                                                     Growth       Growth
                                                                      Fund         Fund
                                                                    --------     --------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments (value of
  securities loaned**) .........................................    $591,635     $171,854
Cash ...........................................................          70           97
Receivable for investment securities sold ......................          --        4,240
Receivable for shares of beneficial interest sold ..............         529           86
Dividends and interest receivable ..............................          92            8
Receivable from Investment Manager--Note 3(a) ..................          --           --
Prepaid expenses ...............................................         148           28
                                                                    --------     --------
  Total Assets .................................................     592,474      176,313
                                                                    --------     --------
LIABILITIES:
Payable for securities loaned ..................................      55,709           --
Bank loan payable ..............................................          --           --
Bank overdraft .................................................          --           --
Payable for investment securities purchased ....................          --        3,571
Payable for shares of beneficial interest redeemed .............         680        4,138
Interest payable ...............................................          --           --
Accrued investment management fees .............................         351          127
Accrued transfer agent fees ....................................         259          102
Accrued distribution fees ......................................         237           58
Accrued shareholder servicing fees .............................         117           37
Dividends payable--Note 2(f) ...................................          --           --
Accrued expenses ...............................................         149           83
                                                                    --------     --------
  Total Liabilities ............................................      57,502        8,116
                                                                    --------     --------
NET ASSETS .....................................................    $534,972     $168,197
                                                                    ========     ========
Net Assets Consist of:
  Paid-in capital ..............................................    $808,906     $294,395
  Undistributed net investment income (accumulated loss) .......      (3,377)      (1,623)
  Undistributed net realized gain (accumulated loss) ...........    (286,359)    (142,607)
  Net unrealized appreciation (depreciation) of investments ....      15,802       18,032
                                                                    --------     --------
NET ASSETS .....................................................    $534,972     $168,197
                                                                    ========     ========
Class A
  Net Asset Value Per Share ....................................    $   9.07     $   4.19
                                                                    ========     ========
  Offering Price Per Share .....................................    $   9.57     $   4.42
                                                                    ========     ========
Class B
  Net Asset Value and Offering Price Per Share .................    $   8.49     $   3.90
                                                                    ========     ========
Class C
  Net Asset Value Per Share ....................................    $   8.48     $   3.90
                                                                    ========     ========
  Offering Price Per Share .....................................    $   8.57     $   3.94
                                                                    --------     --------
Shares of beneficial interest outstanding--Note 6
**Value of securities loaned ...................................    $ 52,857     $  2,196
                                                                    ========     ========
  Class A ......................................................      19,535       19,084
                                                                    ========     ========
  Class B ......................................................      36,885       21,321
                                                                    ========     ========
  Class C ......................................................       5,261        1,330
                                                                    ========     ========
 *Identified cost ..............................................    $575,833     $153,822
                                                                    ========     ========
 **Value of securities loaned ..................................    $ 52,857     $  2,196
                                                                    ========     ========


                       See Notes to Financial Statements.

                                                                                                               SmallCap
                                                                            MidCap     Capital      Health    and MidCap     Money
                                                               Balanced     Growth   Appreciation  Sciences     Growth      Market
                                                                 Fund        Fund        Fund        Fund        Fund        Fund
                                                               --------    --------  ------------  --------   ----------   --------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments (value of
  securities loaned**) ....................................... $260,474    $624,432    $486,815    $ 22,735    $ 13,619    $ 86,583
Cash .........................................................       64         114          29          --          --          13
Receivable for investment securities sold ....................       --       7,202      29,784       1,393         626          --
Receivable for shares of beneficial interest sold ............      139       1,501         425         655          53          42
Dividends and interest receivable ............................    1,055           8          41           4          --          --
Receivable from Investment Manager--Note 3(a) ................       --          --          --           5           3          --
Prepaid expenses .............................................       50          59          68          16          12          36
                                                               --------    --------    --------    --------    --------    --------
  Total Assets ...............................................  261,782     633,316     517,162      24,808      14,313      86,674
                                                               --------    --------    --------    --------    --------    --------
LIABILITIES:
Payable for securities loaned ................................   16,041          --      48,017          --          --          --
Bank loan payable ............................................       --          --       6,750          --          --          --
Bank overdraft ...............................................       --          --          --          95           8          --
Payable for investment securities purchased ..................       --       3,010      12,435         950         489          --
Payable for shares of beneficial interest redeemed ...........      499         989       1,158           8          12          53
Interest payable .............................................       --          --          10          --          --          --
Accrued investment management fees ...........................      158         441         337          16          10          40
Accrued transfer agent fees ..................................      105         232         246           3           1          60
Accrued distribution fees ....................................      111         249         219           6           2          --
Accrued shareholder servicing fees ...........................       53         138          99           5           3          --
Dividends payable--Note 2(f) .................................       --          --          --          --          --           1
Accrued expenses .............................................       65         197          82           6           3         100
                                                               --------    --------    --------    --------    --------    --------
  Total Liabilities ..........................................   17,032       5,256      69,353       1,089         528         254
                                                               --------    --------    --------    --------    --------    --------
NET ASSETS ................................................... $244,750    $628,060    $447,809    $ 23,719    $ 13,785    $ 86,420
                                                               ========    ========    ========    ========    ========    ========
Net Assets Consist of:
  Paid-in capital ............................................ $287,741    $633,527    $1,015,619  $ 20,153    $ 11,069    $ 86,637
  Undistributed net investment income (accumulated loss) .....     (461)     (5,023)     (4,234)       (129)        (93)         --
  Undistributed net realized gain (accumulated loss) .........  (48,392)    (37,790)   (610,760)      1,402       1,010        (217)
  Net unrealized appreciation (depreciation) of investments ..    5,862      37,346      47,184       2,293       1,799          --
                                                               --------    --------    --------    --------    --------    --------
NET ASSETS ................................................... $244,750    $628,060    $447,809    $ 23,719    $ 13,785    $ 86,420
                                                               ========    ========    ========    ========    ========    ========
Class A
  Net Asset Value Per Share .................................. $  18.44    $   7.74    $   7.82    $  13.90    $  10.24          --
                                                               ========    ========    ========    ========    ========    ========
  Offering Price Per Share ................................... $  19.46    $   8.17    $   8.25    $  14.67    $  10.81          --
                                                               ========    ========    ========    ========    ========    ========
Class B
  Net Asset Value and Offering Price Per Share ............... $  18.06    $   7.22    $   7.35    $  13.70    $  10.09    $   1.00
                                                               ========    ========    ========    ========    ========    ========
Class C
  Net Asset Value Per Share .................................. $  18.14    $   7.20    $   7.35    $  13.70    $  10.09          --
                                                               ========    ========    ========    ========    ========    ========
  Offering Price Per Share ................................... $  18.32    $   7.27    $   7.42    $  13.84    $  10.19          --
                                                               --------    --------    --------    --------    --------    --------
Shares of beneficial interest outstanding--Note 6
**Value of securities loaned ................................. $ 15,301    $ 31,685    $ 45,572    $     --    $     --    $     --
                                                               ========    ========    ========    ========    ========    ========
  Class A ....................................................    4,010      32,910      15,579         962       1,026          --
                                                               ========    ========    ========    ========    ========    ========
  Class B ....................................................    7,182      42,126      37,631         535         202      86,618
                                                               ========    ========    ========    ========    ========    ========
  Class C ....................................................    2,266       9,610       6,695         221         123          --
                                                               ========    ========    ========    ========    ========    ========
 *Identified cost ............................................ $254,612    $587,086    $439,631    $ 20,442    $ 11,820    $ 86,583
                                                               ========    ========    ========    ========    ========    ========
 **Value of securities loaned ................................ $ 15,301    $ 31,685    $ 45,572    $     --    $     --    $     --
                                                               ========    ========    ========    ========    ========    ========

THE ALGER FUNDS                                                             -44-
STATEMENTS OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2004


                                                          LargeCap     SmallCap
                                                           Growth       Growth
                                                            Fund         Fund
                                                          --------     --------

Income:
 Dividends .............................................  $  1,731     $    169
 Interest ..............................................        40           33
 Stock loan income .....................................        40            3
                                                          --------     --------
 Total Income ..........................................     1,811          205
                                                          --------     --------

Expenses:
 Management fees--Note 3(a) ............................     2,137          754
 Distribution fees--Note 3(b):
   Class B .............................................     1,305          347
     Class C ...........................................       169           20
 Shareholder servicing fees--Note 3(f) .................       712          222
 Interest on line of credit utilized--Note 5 ...........         5           --
 Custodian fees ........................................        36           19
 Transfer agent fees and expenses--Note 3(e) ...........       603          358
 Registration fees .....................................        16           30
 Miscellaneous .........................................       205           78
                                                          --------     --------
                                                             5,188        1,828
Less, expense reimbursements Note 3(a) .................        --           --
                                                          --------     --------
 Total Expenses ........................................     5,188        1,828
                                                          --------     --------
NET INVESTMENT INCOME (LOSS) ...........................    (3,377)      (1,623)
                                                          --------     --------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
Net realized gain on investments .......................    73,534       30,121
Net change in unrealized appreciation (depreciation)
  on investments .......................................   (57,779)     (18,717)
                                                          --------     --------
Net realized and unrealized gain on investments ........    15,755       11,404
                                                          --------     --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................  $ 12,378     $  9,781
                                                          ========     ========


                       See Notes to Financial Statements.

                                                                                                              SmallCap
                                                                        MidCap       Capital      Health     and MidCap      Money
                                                          Balanced      Growth    Appreciation   Sciences      Growth       Market
                                                            Fund         Fund         Fund         Fund         Fund         Fund
                                                          --------     --------   ------------   --------    ----------    --------
Income:
 Dividends .............................................  $    538     $    647     $    921     $     40     $     21     $     --
 Interest ..............................................     1,789           56            3            3            2          500
 Stock loan income .....................................        16           66           38           --           --           --
                                                          --------     --------     --------     --------     --------     --------
 Total Income ..........................................     2,343          769          962           43           23          500
                                                          --------     --------     --------     --------     --------     --------

Expenses:
 Management fees--Note 3(a) ............................       989        2,612        2,054           76           58          250
 Distribution fees--Note 3(b):
   Class B .............................................       524        1,243        1,173           20            7           --
     Class C ...........................................       164          254          199            7            4           --
 Shareholder servicing fees--Note 3(f) .................       330          816          604           22           17           --
 Interest on line of credit utilized--Note 5 ...........         1            4           86           --           --           --
 Custodian fees ........................................        22           44           27            8            4           12
 Transfer agent fees and expenses--Note 3(e) ...........       215          573          832           19            9           83
 Registration fees .....................................        10           19           71           18           15           27
 Miscellaneous .........................................        65          227          150            8            6           38
                                                          --------     --------     --------     --------     --------     --------
                                                             2,320        5,792        5,196          178          120          410
Less, expense reimbursements Note 3(a) .................        --           --           --           (6)          (4)          --
                                                          --------     --------     --------     --------     --------     --------
 Total Expenses ........................................     2,320        5,792        5,196          172          116          410
                                                          --------     --------     --------     --------     --------     --------
NET INVESTMENT INCOME (LOSS) ...........................        23       (5,023)      (4,234)        (129)         (93)          90
                                                          --------     --------     --------     --------     --------     --------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
Net realized gain on investments .......................    26,013       66,535       24,753        1,422        1,105           --
Net change in unrealized appreciation (depreciation)
  on investments .......................................   (21,479)     (48,321)     (15,623)       1,551         (729)          --
                                                          --------     --------     --------     --------     --------     --------
Net realized and unrealized gain on investments ........     4,534       18,214        9,130        2,973          376           --
                                                          --------     --------     --------     --------     --------     --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................  $  4,557     $ 13,191     $  4,896     $  2,844     $    283     $     90
                                                          ========     ========     ========     ========     ========     ========

THE ALGER FUNDS                                                             -46-
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                                       LargeCap
                                                         Growth
                                                          Fund
                                            -----------------------------
                                                For the
                                              Six Months        For the
                                                 Ended        Year Ended
                                            April 30, 2004    October 31,
                                              (Unaudited)        2003
                                            --------------    -----------
Net investment income (loss) ...............    $ (3,377)      $ (5,919)
Net realized gain on investments and
  written options ..........................      73,534         19,471
Net change in unrealized appreciation
  (depreciation) on investments and
  written options ..........................     (57,779)        98,035
                                                --------       --------
Net increase in net assets
  resulting from operations ................      12,378        111,587
                                                --------       --------
Dividends to shareholders from:
 Net investment income
  Class A ..................................          --             --
  Class B ..................................          --             --
  Class C ..................................          --             --
                                                --------       --------
Total dividends to shareholders ............          --             --
                                                --------       --------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class A ..................................       4,750          2,351
  Class B ..................................     (45,851)       (41,003)
  Class C ..................................       2,097           (423)
                                                --------       --------
Net increase (decrease) from shares of
beneficial interest transactions--Note 6 ...     (39,004)       (39,075)
                                                --------       --------
 Total increase (decrease) .................     (26,626)        72,512
Net Assets:
 Beginning of period .......................     561,598        489,086
                                                --------       --------
 End of period .............................    $534,972       $561,598
                                                ========       ========
Undistributed net investment income
  (accumulated loss) .......................    $ (3,377)      $     --
                                                ========       ========


                       See Notes to Financial Statements.

                                                     SmallCap                                                     MidCap
                                                       Growth                       Balanced                       Growth
                                                        Fund                          Fund                          Fund
                                           ---------------------------   ----------------------------   ----------------------------
                                              For the                      For the                        For the
                                             Six Months      For the      Six Months        For the      Six Months       For the
                                               Ended       Year Ended        Ended        Year Ended        Ended        Year Ended
                                           April 30, 2004  October 31,   April 30, 2004   October 31,   April 30, 2004   October 31,
                                             (Unaudited)       2003        (Unaudited)        2003        (Unaudited)        2003
                                           --------------  -----------   --------------   -----------   --------------   -----------
Net investment income (loss) ..............   $ (1,623)      $ (3,108)       $     23       $    702        $ (5,023)      $ (8,062)
Net realized gain on investments and
  written options .........................     30,121         20,463          26,013          9,527          66,535         84,904
Net change in unrealized appreciation
  (depreciation) on investments and
  written options .........................    (18,717)        39,576         (21,479)        27,302         (48,321)        86,140
                                              --------       --------        --------       --------        --------       --------
Net increase in net assets
  resulting from operations ...............      9,781         56,931           4,557         37,531          13,191        162,982
                                              --------       --------        --------       --------        --------       --------
Dividends to shareholders from:
 Net investment income
  Class A .................................         --             --            (719)        (1,359)             --             --
  Class B .................................         --             --            (248)        (1,356)             --             --
  Class C .................................         --             --             (71)          (407)             --             --
                                              --------       --------        --------       --------        --------       --------
Total dividends to shareholders ...........         --             --          (1,038)        (3,122)             --             --
                                              --------       --------        --------       --------        --------       --------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class A .................................      2,108           (746)         (6,353)        (8,881)         18,161         38,586
  Class B .................................    (16,449)       (14,978)        (16,099)       (11,962)        (29,347)        (8,309)
  Class C .................................        (99)           539          (4,270)        (6,366)          5,702            542
                                              --------       --------        --------       --------        --------       --------
Net increase (decrease) from shares of
beneficial interest transactions--Note 6 ..    (14,440)       (15,185)        (26,722)       (27,209)         (5,484)        30,819
                                              --------       --------        --------       --------        --------       --------
 Total increase (decrease) ................     (4,659)        41,746         (23,203)         7,200           7,707        193,801
Net Assets:
 Beginning of period ......................    172,856        131,110         267,953        260,753         620,353        426,552

                                              --------       --------        --------       --------        --------       --------
                                                                                                                           --------
 End of period ............................   $168,197       $172,856        $244,750       $267,953        $628,060       $620,353
                                              ========       ========        ========       ========        ========       ========
Undistributed net investment income
  (accumulated loss) ......................   $ (1,623)      $     --        $   (461)      $    870        $ (5,023)      $     --
                                              ========       ========        ========       ========        ========       ========

THE ALGER FUNDS                                                             -48-
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                                          Capital
                                                        Appreciation
                                                            Fund
                                               ----------------------------
                                                   For the
                                                 Six Months       For the
                                                    Ended       Year Ended
                                               April 30, 2004   October 31,
                                                 (Unaudited)       2003
                                               --------------   -----------

Net investment income (loss) ...............      $ (4,234)      $ (7,839)
Net realized gain (loss) on investments
  and written options ......................        24,753         28,900
Net change in unrealized appreciation
  (depreciation) on investments and
  written options ..........................       (15,623)        78,267
                                                  --------       --------
Net increase in net assets resulting
  from operations ..........................         4,896         99,328
                                                  --------       --------
Dividends and distributions to
  shareholders from:
 Net investment income
  Class A ..................................            --             --
  Class B ..................................            --             --
  Class C ..................................            --             --
 Net realized gains
  Class A ..................................            --             --
  Class B ..................................            --             --
  Class C ..................................            --             --
                                                  --------       --------
Total dividends and distributions
  to shareholders ..........................            --             --
                                                  --------       --------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class A ..................................         9,047        (10,863)
  Class B ..................................       (51,193)       (82,483)
  Class C ..................................        (5,537)        (9,876)
                                                  --------       --------
Net increase (decrease) from shares of
beneficial interest transactions--Note 6 ...       (47,683)      (103,222)
                                                  --------       --------
 Total increase (decrease) .................       (42,787)        (3,894)
Net Assets:
 Beginning of period .......................       490,596        494,490
                                                  --------       --------
 End of period .............................      $447,809       $490,596
                                                  ========       ========
Undistributed net investment income
  (accumulated loss) .......................      $ (4,234)      $     --
                                                  ========       ========


                       See Notes to Financial Statements.

                                                                                    SmallCap
                                                      Health                       and MidCap                        Money
                                                     Sciences                        Growth                         Market
                                                       Fund                           Fund                           Fund
                                           ---------------------------   ----------------------------   ----------------------------
                                               For the                       For the                        For the
                                             Six Months      For the       Six Months       For the       Six Months       For the
                                                Ended      Year Ended         Ended       Year Ended         Ended       Year Ended
                                           April 30, 2004  October 31,   April 30, 2004   October 31,   April 30, 2004   October 31,
                                             (Unaudited)      2003         (Unaudited)       2003         (Unaudited)       2003
                                           --------------  -----------   --------------   -----------   --------------   -----------
Net investment income (loss) ..............   $   (129)     $   (113)        $    (93)     $   (105)        $     90      $    872
Net realized gain (loss) on investments
  and written options .....................      1,422           473            1,105           (11)              --            56
Net change in unrealized appreciation
  (depreciation) on investments and
  written options .........................      1,551           747             (729)        2,671               --            --
                                              --------      --------         --------      --------         --------      --------
Net increase in net assets resulting
  from operations .........................      2,844         1,107              283         2,555               90           928
                                              --------      --------         --------      --------         --------      --------
Dividends and distributions to
  shareholders from:
 Net investment income
  Class A .................................         --            --               --            --               --            --
  Class B .................................         --            --               --            --              (90)         (872)
  Class C .................................         --            --               --            --               --            --
 Net realized gains
  Class A .................................       (174)           --               --            --               --            --
  Class B .................................        (79)           --               --            --               --            --
  Class C .................................        (31)           --               --            --               --            --
                                              --------      --------         --------      --------         --------      --------
Total dividends and distributions
  to shareholders .........................       (284)           --               --            --              (90)         (872)
                                              --------      --------         --------      --------         --------      --------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class A .................................      3,213         7,247              323           (37)              --            --
  Class B .................................      2,977         2,972              819           728          (29,515)     (214,334)
  Class C .................................      1,398           899              254           562               --            --
                                              --------      --------         --------      --------         --------      --------
Net increase (decrease) from shares of
beneficial interest transactions--Note 6 ..      7,588        11,118            1,396         1,253          (29,515)     (214,334)
                                              --------      --------         --------      --------         --------      --------
 Total increase (decrease) ................     10,148        12,225            1,679         3,808          (29,515)     (214,278)
Net Assets:
 Beginning of period ......................     13,571         1,346           12,106         8,298          115,935       330,213
                                              --------      --------         --------      --------         --------      --------
 End of period ............................   $ 23,719      $ 13,571         $ 13,785      $ 12,106         $ 86,420      $115,935
                                              ========      ========         ========      ========         ========      ========
Undistributed net investment income
  (accumulated loss) ......................   $   (129)     $     --         $    (93)     $     --         $     --      $     --
                                              ========      ========         ========      ========         ========      ========

THE ALGER FUNDS                                                             -50-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- GENERAL:

      The Alger Funds (formerly The Alger Fund) (the "Trust") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight Funds--LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund and Money Market Fund (the "Funds"). Prior to February 28, 2004, the LargeCap Growth Fund was the LargeCap Growth Portfolio, the SmallCap Growth Fund was the Small Capitalization Portfolio, the Balanced Fund was the Balanced Portfolio, the MidCap Growth Fund was the MidCap Growth Portfolio, the Capital Appreciation Fund was the Capital Appreciation Portfolio, the Health Sciences Fund was the Health Sciences Portfolio, the SmallCap and MidCap Growth Fund was the SmallCap and MidCap Portfolio and the Money Market Fund was the Money Market Portfolio. The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund and SmallCap and MidCap Growth Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The
Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Fund's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

      Each Fund, other than the Money Market Fund, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B shares are generally subject to a deferred sales charge. Class C shares are generally subject to an initial sales charge and a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

(A) INVESTMENT VALUATION: Investments of the Funds, other than the Money Market Fund, are valued on each day the NewYork Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and

THE ALGER FUNDS                                                             -51-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(C) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(D) OPTION WRITING: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(E) LENDING OF FUND SECURITIES: The Funds lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit

THE ALGER FUNDS                                                             -52-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. At April 30, 2004, the value of securities loaned and collateral received thereon were as follows:

                                                  VALUE OF
                                                 SECURITIES         VALUE OF
                                                   LOANED          COLLATERAL
                                                  ---------         ---------

LargeCap Growth Fund .........................   $52,856,627       $55,708,666
SmallCap Growth Fund .........................     2,196,003         2,325,612
Balanced Fund ................................    15,300,980        16,040,588
MidCap Growth Fund ...........................    31,684,863        34,057,241
Capital Appreciation Fund ....................    45,572,113        48,016,925
Health Sciences Fund .........................            --                --
SmallCap and MidCap Growth Fund ..............            --                --
Money Market Fund ............................            --                --

(F) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Fund declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Funds are declared and paid annually.

      With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions, other than the Money Market Fund, may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2003, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the Money Market Fund reclassified approximately $5,919,000, $3,108,000, $115,000, $8,062,000,
$7,839,000, $113,000, $105,000 and $0 respectively, from undistributed net investment income (accumulated loss) and $0, $0, $167,000, $0, $2,297,000, $113,000, $0 and $0, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

THE ALGER FUNDS                                                             -53-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(G) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance. At October 31, 2003, the net capital loss carryforwards of the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the Money Market Fund, which may be used to offset future net realized gains, were approximately $352,460,116, $171,948,478, $72,341,152, $101,398,839, $635,264,155, $0, $94,791
and $216,474, respectively, and expire between 2008 and 2011.

(H) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(I) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(J) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

LargeCap Growth Fund ..............................  .75%
SmallCap Growth Fund ..............................  .85
Balanced Fund .....................................  .75
MidCap Growth Fund ................................  .80
Capital Appreciation Fund .........................  .85
Health Sciences Fund ..............................  .85
SmallCap and MidCap Growth Fund ...................  .85
Money Market Fund .................................  .50

THE ALGER FUNDS                                                             -54-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Alger Management has established an expense cap for the Health Sciences Fund and the SmallCap and MidCap Growth Fund effective March 1, 2004. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class B and Class C shares, respectively. For the period ended April 30, 2004, Alger Management reimbursed the Health Sciences Fund and the SmallCap and MidCap Growth Fund $5,614 and $4,074, respectively. Alger Management has undertaken to reimburse expenses exceeding the expense cap thru October 31, 2004.

(B) DISTRIBUTION FEES: Class B Shares--The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Money Market Fund, reimburse Fred Alger & Company, Incorporated, the Fund's distributor and an affiliate of Alger Management (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Funds. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2004, such excess carried forward was approximately $18,128,000, $15,485,000, $4,727,000, $6,954,000, $23,429,000, $230,000 and $52,000 for Class
B shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

CLASS C SHARES--The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(C) SALES CHARGES: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2004, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $132,000 and $1,854,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(D) BROKERAGE COMMISSIONS: During the six months ended April 30, 2004, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund

THE ALGER FUNDS                                                             -55-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

and the SmallCap and MidCap Growth Fund paid the Distributor commissions of $1,075,554, $152,029, $341,611, $978,407, $641,163, $33,925 and $10,065
respectively, in connection with securities transactions. (E) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Trust. During the six months ended April 30, 2004, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the
Money Market Fund  incurred  fees of  $503,495,  $302,194,  $133,792,  $402,918,
$648,581, $17,316, $8,851 and $83,436, respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 2004, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund reimbursed Alger Services $99,267, $55,878, $80,924, $169,756, $183,591, $1,532 and $448, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Funds.

(F) SHAREHOLDER SERVICING FEES: The Trust has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Fund, other than the Money Market Fund, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Fund pays the Distributor a monthly fee at an annual rate equal to .25% of each Fund's average daily net assets.

(G) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 -- SECURITIES TRANSACTIONS:

(A) The following summarizes the securities transactions by the Trust, other than short-term securities, for the six months ended April 30, 2004:

                                                  Purchases           Sales
                                                 ----------           -----
LargeCap Growth Fund ........................   $575,843,154      $594,991,397
SmallCap Growth Fund ........................    120,177,337       132,251,664
Balanced Fund ...............................    209,856,295       233,751,000
MidCap Growth Fund ..........................    617,350,125       597,778,294
Capital Appreciation Fund ...................    334,632,880       403,931,474
Health Sciences Fund ........................     27,057,923        20,462,920
SmallCap and MidCap Growth Fund .............      7,632,446         6,369,254

NOTE 5 -- LINES OF CREDIT:

      The Trust has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand.

THE ALGER FUNDS                                                             -56-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes.

The Capital Appreciation Fund may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2004, the Fund had borrowings which averaged $87,319 at a weighted average interest rate of 1.53%.

NOTE 6 -- SHARE CAPITAL:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series, other than the Money Market Fund, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                        FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                             APRIL 30, 2004                  OCTOBER 31, 2003
                                        SHARES          AMOUNT           SHARES            AMOUNT
                                      ----------     ------------     ------------     ---------------
Alger LargeCap Growth Fund
 Class A:
  Shares sold ......................   2,732,153     $ 25,494,675      212,076,287     $ 1,562,324,472
  Shares converted from Class B ....   3,223,876       30,261,806        1,686,453          13,613,533
  Shares redeemed ..................  (5,432,917)     (51,006,126)    (212,980,056)     (1,573,586,334)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................     523,112     $  4,750,355          782,684     $     2,351,671
                                      ==========     ============     ============     ===============
 Class B:
  Shares sold ......................   2,158,028     $ 19,015,967       14,454,845     $   104,309,598
  Shares converted to Class A ......  (3,440,473)     (30,261,806)      (1,792,383)        (13,613,533)
  Shares redeemed ..................  (3,946,443)     (34,605,116)     (18,429,789)       (131,699,387)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................  (5,228,888)    $(45,850,955)      (5,767,327)    $   (41,003,322)
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................     995,130     $  8,803,139        1,828,434     $    13,221,973
  Shares redeemed ..................    (765,002)      (6,705,757)      (1,947,938)        (13,645,371)
                                      ----------     ------------     ------------     ---------------
  Net increase (decrease) ..........     230,128     $  2,097,382         (119,504)    $      (423,398)
                                      ==========     ============     ============     ===============
Alger SmallCap Growth Fund
 Class A:
  Shares sold ......................     849,414     $  3,585,269       37,858,894     $   114,234,402
  Shares converted from Class B ....   2,947,086       12,524,983        2,759,290           9,070,302
  Shares redeemed ..................  (3,334,675)     (14,002,041)     (38,192,618)       (124,050,570)
                                      ----------     ------------     ------------     ---------------
  Net increase (decrease) ..........     461,825     $  2,108,211        2,425,566     $      (745,866)
                                      ==========     ============     ============     ===============
 Class B:
  Shares sold ......................   1,317,773     $  5,216,992        3,414,803     $    10,168,201
  Shares converted to Class A ......  (3,160,126)     (12,524,983)      (2,941,586)         (9,070,302)
  Shares redeemed ..................  (2,332,151)      (9,141,261)      (5,468,347)        (16,076,058)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................  (4,174,504)    $(16,449,252)      (4,995,130)    $   (14,978,159)
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................     177,817     $    682,181          437,287     $     1,371,519
  Shares redeemed ..................    (199,842)        (780,912)        (281,680)           (832,175)
                                      ----------     ------------     ------------     ---------------
  Net increase (decrease) ..........     (22,025)    $    (98,731)         155,607     $      (539,344)
                                      ==========     ============     ============     ===============

THE ALGER FUNDS                                                             -57-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                        FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                             APRIL 30, 2004                  OCTOBER 31, 2003
                                        SHARES          AMOUNT           SHARES            AMOUNT
                                      ----------     ------------     ------------     ---------------
Alger Balanced Fund
 Class A:
  Shares sold ......................     339,828     $  6,419,155       11,851,443     $   194,267,241
  Shares converted from Class B ....     122,589        2,325,465           67,609           1,173,948
  Dividends reinvested .............      37,398          692,621           81,528           1,277,555
  Shares redeemed ..................    (829,497)     (15,789,864)     (12,541,030)       (205,600,058)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................    (329,682)    $ (6,352,623)        (540,450)    $    (8,881,314)
                                      ==========     ============     ============     ===============
 Class B:
  Shares sold ......................     444,205     $  8,255,928        1,683,865     $    27,187,759
  Dividends reinvested .............      12,407          225,684           80,559           1,238,989
  Shares converted to Class A ......    (125,105)      (2,325,465)         (69,170)         (1,173,948)
  Shares redeemed ..................  (1,201,339)     (22,255,697)      (2,418,357)        (39,214,660)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................    (869,832)    $(16,099,550)        (723,103)    $   (11,961,860)
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................     191,260     $  3,582,720        1,039,674     $    16,671,772
  Dividends reinvested .............       3,643           66,554           24,499             378,516
  Shares redeemed ..................    (426,754)      (7,919,369)      (1,469,094)        (23,415,964)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................    (231,851)    $ (4,270,095)        (404,921)    $    (6,365,676)
                                      ==========     ============     ============     ===============
Alger MidCap Growth Fund
 Class A:
  Shares sold ......................   9,515,076     $ 75,839,157      315,152,796     $ 1,833,356,690
  Shares converted from Class B ....   2,617,215       20,955,708        1,822,715          12,100,586
  Shares redeemed ..................  (9,844,843)     (78,633,464)    (310,626,789)     (1,806,871,564)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................   2,287,448     $ 18,161,401        6,348,722     $    38,585,712
                                      ==========     ============     ============     ===============

 Class B:
  Shares sold ......................   4,190,607     $ 31,351,131       25,079,209     $   147,315,129
  Shares converted to Class A ......  (2,805,330)     (20,955,708)      (1,943,984)        (12,100,586)
  Shares redeemed ..................  (5,333,138)     (39,743,063)     (24,853,213)       (143,523,850)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................  (3,947,861)    $(29,347,640)      (1,717,988)    $    (8,309,307)
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................   2,046,931     $ 15,391,854        4,127,671     $    23,569,244
  Shares redeemed ..................  (1,303,741)      (9,689,738)      (4,215,789)        (23,026,860)
                                      ----------     ------------     ------------     ---------------
  Net increase (decrease) ..........     743,190     $  5,702,116          (88,118)    $       542,384
                                      ==========     ============     ============     ===============

THE ALGER FUNDS                                                             -58-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                        FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                             APRIL 30, 2004                  OCTOBER 31, 2003
                                        SHARES          AMOUNT           SHARES            AMOUNT
                                      ----------     ------------     ------------     ---------------
Alger Capital Appreciation Fund*
 Class A:
  Shares sold ......................   1,298,588     $ 10,467,486      176,690,199     $ 1,129,412,858
  Shares converted from Class B ....   2,730,397       22,203,713        1,063,251           7,715,269
  Shares redeemed ..................  (2,920,507)     (23,623,942)    (178,999,396)     (1,147,990,627)
                                      ----------     ------------     ------------     ---------------
  Net increase (decrease) ..........   1,108,478     $  9,047,257       (1,245,946)    $   (10,862,500)
                                      ==========     ============     ============     ===============
 Class B:
  Shares sold ......................   1,447,716     $ 11,098,143        8,005,635     $    51,174,080
  Shares converted to Class A ......  (2,898,966)     (22,203,713)      (1,124,507)         (7,715,269)
  Shares redeemed ..................  (5,286,690)     (40,086,836)     (20,265,703)       (125,941,339)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................  (6,737,940)    $(51,192,406)     (13,384,575)    $   (82,482,528)
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................     472,641     $  3,633,818        2,474,578     $    15,066,837
  Shares redeemed ..................  (1,205,556)      (9,171,216)      (4,142,353)        (24,943,221)
                                      ----------     ------------     ------------     ---------------
  Net decrease .....................    (732,915)    $ (5,537,398)      (1,667,775)    $    (9,876,384)
                                      ==========     ============     ============     ===============
Alger Health Sciences Fund
 Class A:
  Shares sold ......................     317,030     $  4,318,954        1,090,711     $    12,568,348
  Shares converted from Class B ....       5,121           67,950            2,994              33,202
  Dividends reinvested .............      13,576          167,934               --                  --
  Shares redeemed ..................     (95,836)      (1,342,089)        (448,650)         (5,354,354)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................     239,891     $  3,212,749          645,055     $     7,247,196
                                      ==========     ============     ============     ===============
 Class B:
  Shares sold ......................     279,547     $  3,624,868          328,618     $     3,576,815
  Dividends reinvested .............       3,637           44,444               --                  --
  Shares converted to Class A ......      (5,189)         (67,950)          (3,020)            (33,202)
  Shares redeemed ..................     (50,649)        (624,483)         (53,322)           (571,217)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................     227,346     $  2,976,879          272,276     $     2,972,396
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................     107,197     $  1,420,065           95,328     $     1,055,031
  Dividends reinvested .............       2,366           28,911               --                  --
  Shares redeemed ..................      (3,803)         (50,818)         (13,435)           (155,536)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................     105,760     $  1,398,158           81,893     $       899,495
                                      ==========     ============     ============     ===============

THE ALGER FUNDS                                                             -59-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                        FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                             APRIL 30, 2004                  OCTOBER 31, 2003
                                        SHARES          AMOUNT           SHARES            AMOUNT
                                      ----------     ------------     ------------     ---------------
Alger SmallCap and MidCap
Growth Fund
 Class A:
  Shares sold ......................      81,409     $    860,469           78,285     $       682,445
  Shares converted from Class B ....       1,082           11,570            2,467              22,392
  Shares redeemed ..................     (52,317)        (549,181)        (100,835)           (741,740)
                                      ----------     ------------     ------------     ---------------
  Net increase (decrease) ..........      30,174     $    322,858          (20,083)    $       (36,903)
                                      ==========     ============     ============     ===============
 Class B:
  Shares sold ......................      91,517     $    938,579          105,823             889,378
  Shares converted to Class A ......      (1,097)         (11,570)          (2,489)            (22,392)
  Shares redeemed ..................     (10,354)        (108,293)         (16,500)           (139,209)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................      80,066     $    818,716           86,834     $       727,777
                                      ==========     ============     ============     ===============
 Class C:
  Shares sold ......................      31,192     $    326,289           67,392     $       582,253
  Shares redeemed ..................      (6,780)         (71,676)          (2,515)            (20,488)
                                      ----------     ------------     ------------     ---------------
  Net increase .....................      24,412     $    254,613           64,877     $       561,765
                                      ==========     ============     ============     ===============
Alger Money Market Fund
  Shares sold ......................  38,171,256     $ 38,214,203     5,071,470,541    $ 5,071,470,541
  Dividends reinvested .............      85,988           85,988          683,554             683,554
  Shares redeemed ..................  (67,815,512)    (67,815,512)    (5,286,488,553)   (5,286,488,553)
                                      ----------     ------------     ------------     ---------------
  Net (decrease) ...................  (29,558,268)   $(29,515,321)    (214,334,458)    $  (214,334,458)
                                      ==========     ============     ============     ===============

     * On April 30, 2003, the Capital Appreciation Fund distributed securities, with a market value of $34,727,148, to satisfy redemption requests. This distribution resulted in a realized gain of $2,297,610, which is included in net realized gain (loss) on investments and written options on the accompanying statement of operations.

THE ALGER FUNDS                                                             -60-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

      The tax character of distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                                    SIX MONTHS       YEAR ENDED
                                                  ENDED APRIL 30,    OCTOBER 31,
                                                        2004            2003
                                                  --------------    ------------
LargeCap Growth Fund
Distributions paid from:
  Ordinary Income ..............................              --              --
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................              --             $--
                                                    ============    ============
SmallCap Growth Fund
Distributions paid from:
  Ordinary Income ..............................              --              --
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................              --             $--
                                                    ============    ============
Balanced Fund
Distributions paid from:
  Ordinary Income ..............................    $  1,038,280    $  3,122,162
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................    $  1,038,280    $  3,122,162
                                                    ============    ============
MidCap Growth Fund
Distributions paid from:
  Ordinary Income ..............................              --              --
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................              --             $--
                                                    ============    ============
Capital Appreciation Fund
Distributions paid from:
  Ordinary Income ..............................              --              --
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................              --              --
                                                    ============    ============
Health Sciences Fund
Distributions paid from:
  Ordinary Income ..............................    $    242,648              --
  Long-term capital gain .......................          41,250              --
                                                    ------------    ------------
  Total distributions paid .....................    $    283,898              --
                                                    ============    ============
SmallCap and MidCap Growth Fund
Distributions paid from:
  Ordinary Income ..............................              --              --
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................              --              --
                                                    ============    ============
Money Market Fund
Distributions paid from:
  Ordinary Income ..............................    $     89,673    $    871,752
  Long-term capital gain .......................              --              --
                                                    ------------    ------------
  Total distributions paid .....................    $     89,673    $    871,752
                                                    ============    ============

THE ALGER FUNDS                                                             -61-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income .................................             --
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................   $352,460,116
  Unrealized appreciation (depreciation) ........................     66,147,869

SmallCap Growth Fund
  Undistributed ordinary income .................................             --
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................   $171,948,478
  Unrealized appreciation (depreciation) ........................     35,968,833

Balanced Fund
  Undistributed ordinary income .................................   $    869,980
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................     72,341,152
  Unrealized appreciation (depreciation) ........................     24,961,218

MidCap Growth Fund
  Undistributed ordinary income .................................             --
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................   $101,398,839
  Unrealized appreciation (depreciation) ........................     82,740,807

Capital Appreciation Fund
  Undistributed ordinary income .................................             --
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................   $635,264,155
  Unrealized appreciation (depreciation) ........................     62,556,800

Health Sciences Fund
  Undistributed ordinary income .................................   $    241,510
  Undistributed long-term gain ..................................         40,871
  Capital loss carryforward .....................................             --
  Unrealized appreciation (depreciation) ........................        723,374

SmallCap and MidCap Growth Fund
  Undistributed ordinary income .................................             --
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................   $     94,791
  Unrealized appreciation (depreciation) ........................      2,526,672

Money Market Fund
  Undistributed ordinary income .................................             --
  Undistributed long-term gain ..................................             --
  Capital loss carryforward .....................................   $    216,474
  Unrealized appreciation (depreciation) ........................             --

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THE ALGER FUNDS                                                             -62-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- REGULATORY MATTERS:

      The Office of the New York State Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these inquiries, Alger Management and its counsel have been investigating certain shareholder trading practices, both in the Trust and in other mutual funds that it manages (the "Alger Mutual Funds"). Alger Management has assured the board that if it is determined that improper trading practices in the Trust detrimentally affected its performance, Alger Management will make appropriate restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Trust's results of operations or financial condition.

      On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of Alger Management's immediate parent, in connection with alleged market timing arrangements with certain investors in the Trust. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger Management nor any of the Alger Mutual Funds was a party to this proceeding.

      On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against the Trust, Spectra Fund, various funds of the Trust, Alger Management, the former vice chairman, Veras Management Partners, LLP et al., in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger Management and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with a former vice chairman, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger Management breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger Management, and payment of the plaintiff's counsel and expert fees.

      The Judicial Panel on Multi District Litigation has referred the DeMAYO case to the District of Maryland for consolidation with other federal cases involving the mutual fund industry. Other securities class actions have been commenced

THE ALGER FUNDS                                                             -63-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

after DeMAYO that make substantially similar allegations for the same class period. These cases have also been transferred to the District of Maryland and they include: BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167; BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959; GARFIELD V. FRED ALGER MANAGEMENT, INC., ET AL., 03 CV 9239; HENZEL V. ALGER SMALL PORTFOLIO, ET AL., 03 CV 8747; CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915, FRIEDMAN V. ALGER SMALL PORTFOLIO, 03 CV 9426, JOHNSON V. ALGER SMALL PORTFOLIO, ET AL., 03 CV 9858, and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501.

      In addition, on November 25, 2003 a derivative action was filed in the U.S. District Court for the Eastern District of New York against Fred Alger Management, Inc. See BERNSTEIN V. FRED ALGER MANAGEMENT, INC., 03 CV 5958. This matter has also been transferred to the District of Maryland.

      Finally, three derivative actions have been filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of this and other Alger-related funds. These matters include, JONATHAN CLAIN V. FRED M. ALGER, III, ET AL., JAMES LAUFER V. FRED M. ALGER, III, ET AL. and DAVID GRANT FRED M. ALGER, III, ET AL.

      Alger Management does not believe that the foregoing lawsuits will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Trust believes that it will not be materially adversely affected by the pending lawsuits.

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


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


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


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


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


THE ALGER FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com

INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to fund securities is available, without charge, by calling (800) 992-3863.

[LOGO]  Alger Shareholder Services, Inc.
        30 Montgomery Street
        Jersey City, NJ 07302


















SAA 61504 L2

ITEM 2.  CODE OF ETHICS.
(a) Not applicable

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f) Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
At a meeting of the Board of Trustees held May 11, 2004, the Board adopted a policy that it shall decline to consider candidates recommended by shareholders to fill a vacancy or a likely vacancy on the Board. The Board believes that the independent Trustees are in the best position to screen and select qualified candidates for Board membership who will provide the experience, perspective, skills and other attributes necessary to effectively advance the interests of registrant's shareholders. Prior to May 11, 2004, the Board did not have a formal policy with respect to consideration of shareholder nominees for the Board. In screening and selecting qualified candidates for Board membership, the independent Trustees may consider candidates recommended by Fred Alger Management, Inc., and may retain an executive search firm and/or outside legal, financial or other external counsel that they deem necessary or desirable to assist in the nominating and/or screening process.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable

(a)(2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:   /s/Dan C. Chung

      Dan C. Chung

      President

Date: June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Dan C. Chung

      Dan C. Chung

      President

Date: June 30, 2004


By:   /s/Frederick A. Blum

      Frederick A. Blum

      Treasurer

Date: June 30, 2004